LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.10%
Federal Home Loan Mortgage Corp. REMICS
Series 5001 Class A 2.00% 1/25/45	896,762	$843,667
Series 5002 Class TJ 2.00% 7/25/50	1,038,274	877,233
Series 5059 Class GA 1.00% 1/25/51	252,688	196,381
Series 5209 Class EA 3.00% 8/25/50	375,192	348,229
Series 5209 Class EJ 3.00% 8/25/50	375,192	348,228
•Series 5354 Class FC 5.81% (30 day USD SOFR Average + 1.45%) 10/25/53	5,066,208	5,122,338
•Series 5476 Class FB 5.46% (30 day USD SOFR Average + 1.10%) 11/25/54	1,816,128	1,817,230
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series T-58 Class 2A 6.50% 9/25/43	1,280	1,346
Federal National Mortgage Association Grantor Trust
•Series 1999-T2 Class A1 7.50% 1/19/39	90	93
Series 2004-T1 Class 1A2 6.50% 1/25/44	1,114	1,156
Federal National Mortgage Association REMICS
Series 2022-18 Class DL 3.25% 7/25/46	462,347	442,118
•Series 2022-53 Class FG 5.16% (30 day USD SOFR Average + 0.80%) 8/25/52	1,515,752	1,496,965
•Series 2022-56 Class FJ 5.16% (30 day USD SOFR Average + 0.80%) 9/25/52	2,249,151	2,221,274
•Series 2022-64 Class GF 5.16% (30 day USD SOFR Average + 0.80%) 10/25/52	1,717,795	1,700,308
•Series 2022-67 Class FA 5.16% (30 day USD SOFR Average + 0.80%) 10/25/52	2,206,459	2,178,961
Series 2022-9 Class DJ 3.25% 3/25/49	262,596	246,380
•Series 2023-51 Class FB 5.91% (30 day USD SOFR Average + 1.55%) 11/25/53	2,459,163	2,478,328
•Series 2023-53 Class FD 5.86% (30 day USD SOFR Average + 1.50%) 11/25/53	1,848,420	1,861,320
•Series 2023-56 Class FC 5.86% (30 day USD SOFR Average + 1.50%) 11/25/53	1,779,222	1,791,708
Total Agency Collateralized Mortgage Obligations (Cost $23,769,207)		23,973,263
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–15.71%
Federal Home Loan Mortgage Corp.
2.00% 1/1/37	7,537,176	$6,968,995
2.00% 3/1/41	5,222,342	4,514,308
2.00% 1/1/51	6,163,158	5,015,450
2.00% 5/1/51	17,601	14,438
2.00% 12/1/51	18,835	15,425
2.00% 1/1/52	96,709	79,339
2.00% 3/1/52	2,719,277	2,212,986
2.50% 1/1/40	2,445,636	2,230,638
2.50% 3/1/51	6,772,608	5,805,404
2.50% 11/1/51	3,845,172	3,309,654
2.50% 12/1/51	7,859,580	6,751,156
2.50% 1/1/52	299,777	256,358
2.50% 4/1/52	1,229,528	1,058,292
3.00% 4/1/42	1,983,169	1,836,104
3.00% 6/1/42	3,215,237	2,974,571
3.00% 11/1/46	2,281,783	2,065,300
3.00% 1/1/47	2,265,770	2,047,583
3.00% 7/1/50	1,331,642	1,198,688
3.00% 5/1/51	8,128,371	7,313,545
3.00% 8/1/52	6,906,188	6,140,000
3.50% 11/1/48	2,138,740	2,001,931
3.50% 4/1/52	3,152,024	2,898,734
4.00% 10/1/47	1,005,441	963,428
4.00% 9/1/52	6,881,110	6,552,675
4.50% 7/1/52	1,036,031	1,013,449
4.50% 10/1/52	317,038	308,940
4.50% 12/1/52	364,304	354,962
4.50% 1/1/53	92,621	90,226
4.50% 8/1/55	315,590	306,582
5.00% 7/1/52	4,342,269	4,351,443
5.00% 6/1/53	4,355,816	4,343,327
5.50% 9/1/41	2,007,710	2,091,498
5.50% 11/1/52	4,066,716	4,143,410
6.00% 12/1/52	1,696,801	1,759,820
6.00% 8/1/55	1,095,417	1,138,415
6.50% 6/1/55	1,928,561	2,032,286
Federal National Mortgage Association
2.00% 3/1/41	3,753,177	3,244,340
2.00% 5/1/41	4,324,277	3,764,295
2.00% 12/1/50	4,956,488	4,035,868
2.00% 1/1/51	1,578,741	1,294,637
2.00% 2/1/51	4,207,716	3,448,033
2.00% 4/1/51	396,523	322,160
2.00% 8/1/51	2,164,191	1,767,704
2.00% 11/1/51	52,709	43,246
2.00% 2/1/52	52,725	43,251
2.00% 3/1/52	987,141	806,690
2.50% 8/1/36	331,196	312,281
2.50% 1/1/43	1,744,249	1,574,583
2.50% 8/1/50	8,355,957	7,191,677
2.50% 11/1/50	7,051,446	5,983,325
2.50% 1/1/51	3,288,745	2,799,444
2.50% 7/1/51	1,217,864	1,048,251
2.50% 9/1/51	2,684,251	2,308,055
LVIP Fidelity Institutional AM® Total Bond Fund–1

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 12/1/51	2,108,016	$1,810,733
2.50% 2/1/52	7,703,705	6,578,249
2.50% 4/1/52	1,948,886	1,658,331
3.00% 9/1/37	1,074,827	1,028,964
3.00% 10/1/46	5,202,048	4,703,303
3.00% 4/1/47	582,720	525,251
3.00% 11/1/48	1,015,077	917,372
3.00% 12/1/49	8,423,086	7,541,010
3.00% 7/1/51	6,059,452	5,405,494
3.00% 9/1/51	2,837,877	2,544,147
3.00% 12/1/51	492,804	437,962
3.00% 6/1/52	5,529,504	4,915,755
3.50% 1/1/48	2,922,920	2,747,950
3.50% 2/1/48	1,722,905	1,609,027
3.50% 1/1/50	1,128,282	1,052,887
3.50% 8/1/50	7,545,392	7,049,350
4.00% 8/1/42	775,462	758,022
4.00% 9/1/48	165,117	158,592
4.00% 6/1/49	785,054	754,652
4.00% 5/1/51	5,444,597	5,214,257
4.50% 1/1/50	3,853,707	3,835,384
4.50% 11/1/52	663,135	646,061
5.00% 7/1/47	551,462	564,917
5.50% 5/1/44	4,481,654	4,665,980
5.50% 10/1/52	3,853,322	3,911,130
5.50% 11/1/52	5,853,418	5,971,318
6.00% 1/1/42	5,263,293	5,546,330
6.00% 7/1/53	6,672,967	6,905,849
6.00% 5/1/55	5,548,145	5,752,224
6.00% 6/1/55	1,078,671	1,122,672
6.00% 7/1/55	2,025,386	2,108,012
6.00% 8/1/55	620,334	643,152
6.50% 6/1/54	2,513,540	2,652,060
6.50% 7/1/54	2,236,415	2,340,878
6.50% 7/1/55	702,411	740,837
Government National Mortgage Association
3.00% 12/20/46	362,770	328,253
3.00% 11/20/54	1,850,055	1,652,750
3.00% 12/20/54	1,077,743	963,371
3.00% 2/20/55	847,557	758,797
3.00% 4/20/55	81,291	72,755
3.00% 5/20/55	489,898	437,653
3.50% 8/20/52	1,553,693	1,422,067
3.50% 10/20/52	475,479	434,988
5.00% 12/20/54	509,616	507,908
6.50% 5/20/55	1,138,604	1,170,240
Government National Mortgage Association, TBA
2.00% 10/20/55	25,425,000	21,010,949
2.00% 11/20/55	5,125,000	4,236,447
2.50% 10/20/55	14,100,000	12,136,957
3.00% 10/20/55	5,050,000	4,507,510
3.50% 10/20/55	4,100,000	3,737,626
5.00% 11/20/54	6,050,000	6,009,884
5.50% 10/20/54	13,400,000	13,499,727
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association, TBA (continued)
5.50% 11/20/54	5,200,000	$5,235,044
6.00% 10/20/54	2,350,000	2,389,982
6.00% 11/20/54	2,850,000	2,898,266
Uniform Mortgage-Backed Security, TBA
2.00% 10/1/55	5,575,000	4,492,136
2.00% 11/1/55	10,600,000	7,472,066
4.50% 10/1/39	1,950,000	1,947,428
6.00% 10/1/54	650,000	3,650,056
6.50% 10/1/54	525,000	542,526
6.50% 11/1/54	425,000	439,470
Total Agency Mortgage-Backed Securities (Cost $358,552,814)		342,920,168
CONVERTIBLE BONDS–0.14%
@EchoStar Corp. 3.88% exercise price $3.87, maturity date 11/30/30	507,568	1,248,617
Golar LNG Ltd. 2.75% exercise price $2.75, maturity date 12/15/30	142,000	143,420
MKS, Inc. 1.25% exercise price $1.25, maturity date 6/1/30	167,000	182,865
^ON Semiconductor Corp. 0.00% exercise price $0.01, maturity date 5/1/27	129,000	146,802
PG&E Corp. 4.25% exercise price $4.25, maturity date 12/1/27	134,000	135,514
Redfin Corp. 0.50% exercise price $0.50, maturity date 4/1/27	444,000	410,034
Riot Platforms, Inc. 0.75% exercise price $0.75, maturity date 1/15/30	276,000	421,385
‡Wolfspeed, Inc. 1.88% exercise price $1.88, maturity date 12/1/29	683,000	307,350
Total Convertible Bonds (Cost $2,009,042)		2,995,987
CORPORATE BONDS–27.24%
Advertising–0.09%
Advantage Sales & Marketing, Inc. 6.50% 11/15/28	185,000	159,233
Clear Channel Outdoor Holdings, Inc.
7.13% 2/15/31	200,000	206,730
7.50% 6/1/29	225,000	218,523
7.50% 3/15/33	200,000	209,114
7.88% 4/1/30	250,000	262,507
CMG Media Corp. 8.88% 6/18/29	60,000	55,105
Dotdash Meredith, Inc. 7.63% 6/15/32	90,000	89,163
LVIP Fidelity Institutional AM® Total Bond Fund–2

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Advertising (continued)
Lamar Media Corp. 5.38% 11/1/33	210,000	$208,455
Neptune Bidco U.S., Inc. 9.29% 4/15/29	300,000	294,507
Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38% 2/15/31	130,000	137,143
Publicis Groupe SA 3.38% 6/12/32	100,000	117,383
		1,957,863
Aerospace & Defense–0.54%
Boeing Co.
2.20% 2/4/26	4,675,000	4,639,593
3.25% 2/1/28	2,200,000	2,148,780
6.86% 5/1/54	3,000,000	3,422,109
Bombardier, Inc.
6.75% 6/15/33	185,000	193,058
7.25% 7/1/31	200,000	212,007
8.75% 11/15/30	200,000	215,678
Czechoslovak Group AS 6.50% 1/10/31	200,000	206,039
TransDigm, Inc.
6.25% 1/31/34	45,000	46,279
6.38% 3/1/29	150,000	153,360
6.38% 5/31/33	265,000	267,979
6.63% 3/1/32	100,000	102,955
6.75% 1/31/34	230,000	237,811
		11,845,648
Agriculture–0.40%
BAT Capital Corp. 5.35% 8/15/32	6,350,000	6,565,489
BAT International Finance PLC 4.13% 4/12/32	255,000	309,196
μBritish American Tobacco PLC 3.00% 9/27/26	362,000	424,218
Imperial Brands Finance Netherlands BV 5.25% 2/15/31	245,000	312,156
Imperial Brands Finance PLC 4.88% 6/7/32	175,000	226,200
Japan Tobacco, Inc. 5.85% 6/15/35	325,000	346,076
Philip Morris International, Inc. 3.25% 6/6/32	325,000	379,222
Scandinavian Tobacco Group AS 4.88% 9/12/29	165,000	201,238
		8,763,795
Airlines–0.05%
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31	205,000	207,926
OneSky Flight LLC 8.88% 12/15/29	131,000	137,753
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38% 2/1/30	480,000	$467,846
7.88% 5/1/27	200,000	203,119
		1,016,644
Apparel–0.02%
@Beach Acquisition Bidco LLC 10.00% 7/15/33	250,000	269,665
Gildan Activewear, Inc. 4.70% 10/7/30	153,000	152,769
Wolverine World Wide, Inc. 4.00% 8/15/29	60,000	54,893
		477,327
Auto Manufacturers–0.28%
Aston Martin Capital Holdings Ltd. 10.00% 3/31/29	215,000	210,497
Ford Motor Credit Co. LLC
2.90% 2/16/28	1,030,000	979,252
4.45% 2/14/30	100,000	119,745
5.73% 9/5/30	132,000	133,087
6.18% 8/29/31	100,000	134,896
6.80% 5/12/28	2,340,000	2,430,283
6.80% 11/7/28	850,000	887,446
New Flyer Holdings, Inc. 9.25% 7/1/30	65,000	69,574
μRCI Banque SA 5.50% 10/9/34	200,000	246,993
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10.00% 1/15/31	230,000	214,106
Stellantis Finance U.S., Inc. 5.75% 3/18/30	229,000	232,928
Volkswagen Bank GmbH 3.50% 6/19/31	100,000	117,499
μVolkswagen International Finance NV 3.88% 6/17/29	200,000	230,121
		6,006,427
Auto Parts & Equipment–0.11%
Adient Global Holdings Ltd. 7.50% 2/15/33	150,000	155,320
American Axle & Manufacturing, Inc.
6.38% 10/15/32	105,000	104,823
7.75% 10/15/33	200,000	201,559
Clarios Global LP/Clarios U.S. Finance Co.
6.75% 2/15/30	120,000	123,961
6.75% 9/15/32	205,000	209,543
Forvia SE 6.75% 9/15/33	135,000	136,966
Metalsa SAPI de CV 3.75% 5/4/31	200,000	177,500
LVIP Fidelity Institutional AM® Total Bond Fund–3

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Schaeffler AG 5.38% 4/1/31	200,000	$245,871
ZF Europe Finance BV 4.75% 1/31/29	300,000	345,854
ZF North America Capital, Inc.
6.75% 4/23/30	300,000	292,764
6.88% 4/14/28	100,000	101,384
6.88% 4/23/32	200,000	191,481
7.50% 3/24/31	125,000	124,149
		2,411,175
Banks–7.03%
μBanco Bilbao Vizcaya Argentaria SA 6.03% 3/13/35	400,000	425,327
μBanco de Credito del Peru SA 5.80% 3/10/35	100,000	101,870
μBanco de Credito e Inversiones SA 8.75% 5/8/29	200,000	216,500
μBanco del Estado de Chile 7.95% 5/2/29	200,000	213,362
μBanco do Brasil SA 8.75% 10/15/25	200,000	200,300
μBanco Mercantil del Norte SA 7.63% 1/10/28	250,000	256,485
μBank of America Corp.
4.62% 5/9/29	4,239,000	4,291,517
5.16% 1/24/31	3,080,000	3,178,823
5.29% 4/25/34	7,290,000	7,542,377
5.82% 9/15/29	4,171,000	4,361,595
6.20% 11/10/28	5,285,000	5,507,494
6.25% 7/26/30	135,000	136,725
μBank of Nova Scotia 3.38% 3/5/33	335,000	394,568
μBarclays PLC
3.54% 8/14/31	250,000	296,778
5.37% 2/25/31	4,180,000	4,310,218
5.50% 8/9/28	6,190,000	6,323,023
μBBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 5.13% 1/18/33	250,000	245,500
μBNP Paribas SA
3.95% 2/18/37	200,000	235,600
5.79% 1/13/33	3,491,000	3,663,890
7.45% 6/27/35	200,000	208,749
μBPCE SA 5.72% 1/18/30	420,000	434,343
μBW Real Estate, Inc. 9.50% 3/30/30	200,000	206,401
μCaixaBank SA 6.84% 9/13/34	485,000	540,423
μCitigroup, Inc.
2.67% 1/29/31	7,040,000	6,544,219
4.30% 7/23/36	100,000	119,783
5.17% 2/13/30	4,015,000	4,118,649
μCommerzbank AG
4.88% 10/16/34	300,000	369,523
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μCommerzbank AG (continued)
8.63% 2/28/33	100,000	$144,404
Commonwealth Bank of Australia
2.69% 3/11/31	365,000	330,196
μ3.79% 8/26/37	100,000	117,749
Cooperatieve Rabobank UA
1.13% 5/7/31	300,000	316,754
μ5.71% 1/21/33	250,000	262,891
μDanske Bank AS 3.88% 1/9/32	415,000	503,076
μDeutsche Bank AG
6.13% 12/12/30	200,000	279,247
6.72% 1/18/29	3,558,000	3,736,395
6.82% 11/20/29	2,599,000	2,780,043
μGoldman Sachs Group, Inc.
5.02% 10/23/35	3,400,000	3,422,606
5.73% 4/25/30	4,010,000	4,195,431
6.48% 10/24/29	8,295,000	8,827,368
μHSBC Holdings PLC
5.81% 5/22/33	125,000	172,859
6.25% 3/9/34	420,000	457,427
8.20% 11/16/34	140,000	207,491
μING Groep NV 3.00% 8/17/31	300,000	349,541
Intesa Sanpaolo SpA
3.88% 7/14/27	1,070,000	1,063,471
6.63% 6/20/33	200,000	220,144
μJPMorgan Chase & Co.
2.52% 4/22/31	8,190,000	7,596,472
5.01% 1/23/30	2,075,000	2,125,735
5.14% 1/24/31	1,805,000	1,864,079
5.34% 1/23/35	2,175,000	2,260,642
5.77% 4/22/35	7,040,000	7,500,325
6.25% 10/23/34	1,418,000	1,562,529
μJyske Bank AS 5.13% 5/1/35	338,000	420,086
Kreditanstalt fuer Wiederaufbau
^0.00% 1/10/31	110,000	113,174
^0.00% 9/15/31	215,000	216,691
0.13% 1/9/32	495,000	497,403
1.13% 9/15/32	130,000	137,462
1.38% 6/7/32	55,000	59,438
3.25% 3/24/31	115,000	139,875
4.00% 3/15/29	450,000	454,551
μMorgan Stanley
5.25% 4/21/34	5,220,000	5,382,988
5.83% 4/19/35	5,246,000	5,592,461
6.30% 10/18/28	3,189,000	3,323,222
6.41% 11/1/29	2,746,000	2,918,630
μNatWest Group PLC
3.63% 9/3/34	100,000	117,356
7.42% 6/6/33	175,000	248,108
μPNC Financial Services Group, Inc. 6.88% 10/20/34	2,670,000	3,024,984
LVIP Fidelity Institutional AM® Total Bond Fund–4

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μRoyal Bank of Canada 3.13% 9/27/31	185,000	$217,297
μSociete Generale SA 6.69% 1/10/34	205,000	223,290
μStandard Chartered PLC 3.86% 3/17/33	130,000	155,362
Toronto-Dominion Bank 3.36% 9/22/32	184,000	215,279
μUBS Group AG
0.25% 11/5/28	300,000	335,352
4.19% 4/1/31	6,590,000	6,515,164
5.70% 2/8/35	1,005,000	1,058,777
Walker & Dunlop, Inc. 6.63% 4/1/33	100,000	102,265
μWells Fargo & Co.
2.88% 10/30/30	9,110,000	8,625,362
5.24% 1/24/31	1,850,000	1,914,024
6.49% 10/23/34	5,790,000	6,433,227
μWestern Alliance Bancorp 3.00% 6/15/31	250,000	242,475
		153,425,220
Beverages–0.02%
Carlsberg Breweries AS 3.25% 2/28/32	175,000	206,052
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25% 4/27/29	150,000	148,161
		354,213
Biotechnology–0.01%
Biocon Biologics Global PLC 6.67% 10/9/29	55,000	53,434
Emergent BioSolutions, Inc. 3.88% 8/15/28	238,000	197,656
		251,090
Building Materials–0.24%
AmeriTex HoldCo Intermediate LLC 7.63% 8/15/33	135,000	140,506
Amrize Finance U.S. LLC 4.70% 4/7/28	1,250,000	1,264,589
Builders FirstSource, Inc.
4.25% 2/1/32	200,000	188,087
6.38% 3/1/34	100,000	103,011
6.75% 5/15/35	390,000	407,212
Camelot Return Merger Sub, Inc. 8.75% 8/1/28	135,000	130,613
μCemex SAB de CV
5.13% 6/8/26	350,000	348,546
7.20% 6/10/30	200,000	209,100
Cornerstone Building Brands, Inc.
6.13% 1/15/29	80,000	65,012
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Cornerstone Building Brands, Inc. (continued)
9.50% 8/15/29	75,000	$72,873
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.63% 12/15/30	450,000	462,577
JELD-WEN, Inc. 4.88% 12/15/27	70,000	68,310
JH North America Holdings, Inc. 6.13% 7/31/32	35,000	35,849
Masterbrand, Inc. 7.00% 7/15/32	100,000	103,343
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75% 4/1/32	100,000	102,725
Quikrete Holdings, Inc.
6.38% 3/1/32	600,000	621,506
6.75% 3/1/33	200,000	207,939
Smyrna Ready Mix Concrete LLC 6.00% 11/1/28	200,000	200,064
Standard Building Solutions, Inc.
6.25% 8/1/33	285,000	288,815
6.50% 8/15/32	150,000	153,903
		5,174,580
Chemicals–0.45%
@Advancion Sciences, Inc. 9.25% 11/1/26	10,000	8,850
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31	100,000	104,622
Braskem Idesa SAPI 7.45% 11/15/29	150,000	91,207
Braskem Netherlands Finance BV
5.88% 1/31/50	100,000	36,054
7.25% 2/13/33	290,000	111,315
Celanese U.S. Holdings LLC
6.50% 4/15/30	351,000	353,295
6.75% 4/15/33	2,319,000	2,309,216
Chemours Co.
5.75% 11/15/28	250,000	243,844
8.00% 1/15/33	175,000	174,066
Consolidated Energy Finance SA
5.63% 10/15/28	50,000	41,650
6.50% 5/15/26	30,000	29,198
12.00% 2/15/31	550,000	503,253
GPD Cos., Inc. 12.50% 12/31/29	97,050	73,801
Herens Holdco SARL 4.75% 5/15/28	300,000	262,827
Inversion Escrow Issuer LLC 6.75% 8/1/32	280,000	275,832
LVIP Fidelity Institutional AM® Total Bond Fund–5

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Ma'aden Sukuk Ltd. 5.25% 2/13/30	200,000	$206,378
Mativ Holdings, Inc. 8.00% 10/1/29	135,000	133,658
Methanex Corp.
5.13% 10/15/27	400,000	400,465
5.25% 12/15/29	70,000	69,897
5.65% 12/1/44	300,000	256,142
Methanex U.S. Operations, Inc. 6.25% 3/15/32	200,000	203,494
OCP SA
3.75% 6/23/31	200,000	187,556
5.13% 6/23/51	100,000	83,500
6.88% 4/25/44	100,000	104,738
Olin Corp.
5.00% 2/1/30	400,000	390,731
5.63% 8/1/29	65,000	65,195
6.63% 4/1/33	265,000	266,367
Olympus Water U.S. Holding Corp.
6.25% 10/1/29	300,000	291,299
7.25% 2/15/33	345,000	345,359
9.75% 11/15/28	400,000	419,800
Sasol Financing USA LLC
4.38% 9/18/26	270,000	268,581
8.75% 5/3/29	200,000	207,470
SCIL IV LLC/SCIL USA Holdings LLC 5.38% 11/1/26	150,000	149,879
Solstice Advanced Materials, Inc. 5.63% 9/30/33	205,000	205,677
Tronox, Inc. 4.63% 3/15/29	405,000	264,160
WR Grace Holdings LLC
5.63% 8/15/29	400,000	371,799
6.63% 8/15/32	205,000	202,700
		9,713,875
Commercial Services–0.36%
ADT Security Corp. 5.88% 10/15/33	140,000	140,000
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00% 5/21/30	165,000	170,660
Allied Universal Holdco LLC 7.88% 2/15/31	350,000	366,973
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88% 6/15/30	190,000	195,288
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38% 6/15/32	95,000	99,365
Belron U.K. Finance PLC 5.75% 10/15/29	135,000	136,760
Block, Inc.
3.50% 6/1/31	300,000	279,187
6.00% 8/15/33	100,000	102,404
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Block, Inc. (continued)
6.50% 5/15/32	350,000	$362,252
Boost Newco Borrower LLC 7.50% 1/15/31	300,000	318,268
Champions Financing, Inc. 8.75% 2/15/29	70,000	67,603
CoreCivic, Inc.
4.75% 10/15/27	350,000	344,929
8.25% 4/15/29	300,000	316,937
DP World Crescent Ltd. 3.75% 1/30/30	200,000	193,862
DP World Ltd. 5.63% 9/25/48	100,000	98,398
μDP World Salaam 6.00% 10/1/25	200,000	199,819
GEO Group, Inc.
8.63% 4/15/29	200,000	211,746
10.25% 4/15/31	200,000	220,064
Herc Holdings, Inc.
7.00% 6/15/30	260,000	270,069
7.25% 6/15/33	185,000	193,122
ION Platform Finance U.S., Inc. 7.88% 9/30/32	240,000	238,423
OT Midco, Inc. 10.00% 2/15/30	200,000	135,121
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32	135,000	139,575
Sotheby's 7.38% 10/15/27	296,000	295,166
StoneMor, Inc. 8.50% 5/15/29	325,000	317,650
TriNet Group, Inc. 3.50% 3/1/29	300,000	280,600
United Rentals North America, Inc. 6.13% 3/15/34	250,000	259,956
Verisk Analytics, Inc.
4.50% 8/15/30	444,000	445,333
5.13% 2/15/36	999,000	1,008,238
Wand NewCo 3, Inc. 7.63% 1/30/32	100,000	105,362
WEX, Inc. 6.50% 3/15/33	200,000	204,257
Williams Scotsman, Inc.
6.63% 6/15/29	150,000	153,428
6.63% 4/15/30	75,000	77,195
		7,948,010
Computers–0.33%
Amentum Holdings, Inc. 7.25% 8/1/32	150,000	155,755
ASGN, Inc. 4.63% 5/15/28	95,000	93,253
CACI International, Inc. 6.38% 6/15/33	240,000	247,572
Dell International LLC/EMC Corp.
4.15% 2/15/29	889,000	886,873
4.50% 2/15/31	1,760,000	1,755,931
4.75% 10/6/32	1,173,000	1,167,756
LVIP Fidelity Institutional AM® Total Bond Fund–6

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Dell International LLC/EMC Corp. (continued)
5.10% 2/15/36	2,190,000	$2,177,785
Insight Enterprises, Inc. 6.63% 5/15/32	100,000	102,530
Science Applications International Corp. 5.88% 11/1/33	210,000	210,065
Seagate Data Storage Technology Pte. Ltd.
5.75% 12/1/34	200,000	199,356
5.88% 7/15/30	115,000	117,003
8.50% 7/15/31	100,000	105,866
		7,219,745
Distribution/Wholesale–0.00%
Resideo Funding, Inc. 6.50% 7/15/32	100,000	102,491
		102,491
Diversified Financial Services–1.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,070,000	2,033,744
3.00% 10/29/28	3,769,000	3,632,157
5.10% 1/19/29	1,400,000	1,432,987
μAir Lease Corp. 4.13% 12/15/26	345,000	333,449
μAircastle Ltd. 5.25% 6/15/26	300,000	298,354
Ally Financial, Inc.
μ4.70% 5/15/28	460,000	423,941
μ6.65% 1/17/40	365,000	364,875
6.70% 2/14/33	350,000	364,574
8.00% 11/1/31	1,163,000	1,325,785
Avolon Holdings Funding Ltd.
4.95% 1/15/28	1,700,000	1,717,067
5.38% 5/30/30	2,150,000	2,205,438
Azorra Finance Ltd. 7.25% 1/15/31	130,000	135,368
Burford Capital Global Finance LLC 7.50% 7/15/33	135,000	137,376
μCapital One Financial Corp.
4.93% 5/10/28	2,000,000	2,020,598
6.31% 6/8/29	5,000,000	5,245,060
CIMIC Finance Ltd. 1.50% 5/28/29	124,000	135,182
CrossCountry Intermediate HoldCo LLC 6.50% 10/1/30	140,000	140,515
Encore Capital Group, Inc.
8.50% 5/15/30	225,000	238,938
9.25% 4/1/29	100,000	105,516
GGAM Finance Ltd.
5.88% 3/15/30	200,000	202,499
6.88% 4/15/29	190,000	197,032
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
GGAM Finance Ltd. (continued)
8.00% 6/15/28	400,000	$423,382
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27	380,000	392,592
Hightower Holding LLC 9.13% 1/31/30	300,000	318,187
Jane Street Group/JSG Finance, Inc.
6.13% 11/1/32	200,000	202,712
6.75% 5/1/33	330,000	342,749
7.13% 4/30/31	150,000	157,334
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63% 10/15/31	140,000	140,932
LFS Topco LLC 8.75% 7/15/30	235,000	236,059
Macquarie Airfinance Holdings Ltd.
6.40% 3/26/29	200,000	210,623
6.50% 3/26/31	150,000	160,681
8.13% 3/30/29	200,000	208,203
Navient Corp.
4.88% 3/15/28	100,000	98,043
5.50% 3/15/29	80,000	78,425
5.63% 8/1/33	100,000	91,234
7.88% 6/15/32	150,000	157,839
OneMain Finance Corp.
3.88% 9/15/28	400,000	384,427
6.13% 5/15/30	135,000	136,712
6.50% 3/15/33	70,000	70,111
6.63% 5/15/29	250,000	256,968
7.13% 3/15/26	139,000	140,256
7.13% 9/15/32	130,000	134,295
PennyMac Financial Services, Inc.
6.75% 2/15/34	135,000	137,712
6.88% 5/15/32	180,000	186,515
6.88% 2/15/33	150,000	154,966
Phoenix Aviation Capital Ltd. 9.25% 7/15/30	93,000	98,944
PRA Group, Inc. 8.88% 1/31/30	130,000	134,152
Rocket Cos., Inc.
6.13% 8/1/30	170,000	174,474
6.38% 8/1/33	245,000	252,868
SLM Corp. 6.50% 1/31/30	125,000	130,258
Stellantis Financial Services U.S. Corp. 5.40% 9/15/30	216,000	216,453
Stonex Escrow Issuer LLC 6.88% 7/15/32	65,000	66,906
TrueNoord Capital DAC 8.75% 3/1/30	130,000	138,125
UWM Holdings LLC
6.25% 3/15/31	205,000	204,024
6.63% 2/1/30	250,000	254,321
LVIP Fidelity Institutional AM® Total Bond Fund–7

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50% 6/15/31	110,000	$113,771
		29,295,708
Electric–1.20%
Abu Dhabi National Energy Co. PJSC
4.00% 10/3/49	100,000	80,650
4.75% 3/9/37	200,000	198,446
AES Corp.
2.45% 1/15/31	4,990,000	4,468,753
μ6.95% 7/15/55	145,000	142,299
Alpha Generation LLC 6.75% 10/15/32	50,000	51,615
Amprion GmbH
3.88% 6/5/36	100,000	118,136
4.13% 9/7/34	300,000	365,462
AusNet Services Holdings Pty. Ltd. 6.13% 5/31/33	180,000	126,618
Aydem Yenilenebilir Enerji AS 7.75% 2/2/27	160,000	161,746
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88% 2/15/39	149,237	161,416
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38% 2/15/32	300,000	307,479
Calpine Corp.
4.63% 2/1/29	100,000	99,017
5.13% 3/15/28	100,000	100,051
Chile Electricity Lux MPC SARL 6.01% 1/20/33	179,000	187,865
Clearway Energy Operating LLC 3.75% 2/15/31	300,000	275,398
ContourGlobal Power Holdings SA 6.75% 2/28/30	150,000	155,811
Edison International
μ5.00% 12/15/26	75,000	71,062
6.25% 3/15/30	100,000	103,984
μ7.88% 6/15/54	150,000	152,832
μ8.13% 6/15/53	150,000	153,301
Electricite de France SA 5.50% 1/25/35	300,000	391,831
EnBW International Finance BV 3.75% 11/20/35	240,000	282,326
Enel Finance International NV 5.50% 6/26/34	215,000	222,599
Energuate Trust 2 0 6.35% 9/15/35	200,000	201,377
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.38% 12/30/30	620,000	$577,220
Engie SA 4.25% 9/6/34	200,000	244,599
Eskom Holdings 6.35% 8/10/28	250,000	256,630
Exelon Corp. 5.45% 3/15/34	1,115,000	1,157,256
Georgia Power Co. 4.95% 5/17/33	4,200,000	4,284,391
Hawaiian Electric Co., Inc. 6.00% 10/1/33	100,000	100,869
Investment Energy Resources Ltd. 6.25% 4/26/29	200,000	199,196
Kallpa Generacion SA 5.50% 9/11/35	200,000	201,780
Lightning Power LLC 7.25% 8/15/32	100,000	105,872
London Power Networks PLC 3.84% 6/11/37	100,000	117,136
Mong Duong Finance Holdings BV 5.13% 5/7/29	67,760	67,018
μNGG Finance PLC 2.13% 9/5/82	181,000	208,315
Niagara Energy SAC 5.75% 10/3/34	200,000	205,937
NRG Energy, Inc.
3.38% 2/15/29	250,000	236,330
5.75% 7/15/29	200,000	200,239
5.75% 1/15/34	210,000	209,786
6.00% 2/1/33	350,000	355,450
6.00% 1/15/36	210,000	210,030
6.25% 11/1/34	250,000	256,273
μPacifiCorp 7.38% 9/15/55	195,000	205,300
PG&E Corp.
5.25% 7/1/30	700,000	690,302
μ7.38% 3/15/55	291,000	298,959
Pike Corp.
5.50% 9/1/28	130,000	129,572
8.63% 1/31/31	200,000	214,549
Puget Energy, Inc. 5.73% 3/15/35	4,290,000	4,426,946
RWE Finance U.S. LLC
5.13% 9/18/35	320,000	315,639
5.88% 4/16/34	202,000	212,210
Saavi Energia SARL 8.88% 2/10/35	250,000	269,050
Scottish Hydro Electric Transmission PLC 3.38% 9/4/32	175,000	205,654
μSSE PLC 3.74% 1/14/26	100,000	133,536
Termocandelaria Power SA 7.75% 9/17/31	250,000	262,418
Tierra Mojada Luxembourg II SARL 5.75% 12/1/40	169,055	166,477
LVIP Fidelity Institutional AM® Total Bond Fund–8

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Vistra Operations Co. LLC
5.63% 2/15/27	250,000	$250,148
6.88% 4/15/32	250,000	261,469
XPLR Infrastructure Operating Partners LP
7.25% 1/15/29	30,000	30,802
8.38% 1/15/31	170,000	178,160
8.63% 3/15/33	170,000	178,277
		26,203,869
Electrical Components & Equipment–0.01%
WESCO Distribution, Inc. 6.38% 3/15/33	200,000	207,326
		207,326
Electronics–0.02%
Coherent Corp. 5.00% 12/15/29	140,000	138,068
Sensata Technologies BV 4.00% 4/15/29	150,000	143,951
Sensata Technologies, Inc. 6.63% 7/15/32	150,000	155,217
TTM Technologies, Inc. 4.00% 3/1/29	70,000	67,300
		504,536
Energy-Alternate Sources–0.00%
‡Sunnova Energy Corp. 5.88% 9/1/26	280,000	700
		700
Engineering & Construction–0.21%
AECOM 6.00% 8/1/33	270,000	276,045
Aeropuerto Internacional de Tocumen SA 5.13% 8/11/61	200,000	158,800
Aeropuertos Dominicanos Siglo XXI SA 7.00% 6/30/34	200,000	210,000
Artera Services LLC 8.50% 2/15/31	770,000	680,424
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88% 2/3/30	150,000	154,378
Brand Industrial Services, Inc. 10.38% 8/1/30	700,000	697,769
Heathrow Funding Ltd. 6.00% 3/5/32	255,000	347,404
HTA Group Ltd. 7.50% 6/4/29	220,000	228,207
IHS Holding Ltd.
5.63% 11/29/26	80,000	79,304
7.88% 5/29/30	400,000	413,328
8.25% 11/29/31	200,000	210,019
Kingston Airport Revenue Finance Ltd. 6.75% 12/15/36	200,000	204,800
Montego Bay Airport Revenue Finance Ltd. 6.60% 6/15/35	200,000	204,500
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction (continued)
Railworks Holdings LP/Railworks Rally, Inc. 8.25% 11/15/28	310,000	$313,607
TopBuild Corp.
4.13% 2/15/32	100,000	93,745
5.63% 1/31/34	210,000	209,237
		4,481,567
Entertainment–0.08%
Caesars Entertainment, Inc.
6.00% 10/15/32	250,000	246,240
6.50% 2/15/32	250,000	254,997
Flutter Treasury DAC 5.88% 6/4/31	475,000	482,134
GENM Capital Labuan Ltd. 3.88% 4/19/31	200,000	184,026
Light & Wonder International, Inc. 6.25% 10/1/33	205,000	205,349
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25% 4/15/30	105,000	109,099
11.88% 4/15/31	130,000	136,266
Warnermedia Holdings, Inc.
4.28% 3/15/32	30,000	27,488
5.05% 3/15/42	135,000	107,773
5.14% 3/15/52	35,000	26,075
		1,779,447
Environmental Control–0.03%
Ambipar Lux SARL 9.88% 2/6/31	306,000	52,173
Clean Harbors, Inc. 6.38% 2/1/31	100,000	102,403
GFL Environmental, Inc. 3.50% 9/1/28	100,000	97,539
Reworld Holding Corp. 4.88% 12/1/29	145,000	136,368
Waste Pro USA, Inc. 7.00% 2/1/33	80,000	82,864
Wrangler Holdco Corp. 6.63% 4/1/32	250,000	260,675
		732,022
Food–1.08%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50% 3/15/29	235,000	222,699
4.88% 2/15/30	200,000	196,451
6.25% 3/15/33	150,000	153,405
Barry Callebaut Services NV 4.25% 8/19/31	300,000	360,029
LVIP Fidelity Institutional AM® Total Bond Fund–9

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
C&S Group Enterprises LLC 5.00% 12/15/28	230,000	$208,053
Fiesta Purchaser, Inc.
7.88% 3/1/31	65,000	68,597
9.63% 9/15/32	65,000	70,173
Gruma SAB de CV 5.76% 12/9/54	250,000	248,478
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00% 2/15/29	265,000	278,820
Kroger Co. 5.00% 9/15/34	4,340,000	4,376,845
Lamb Weston Holdings, Inc. 4.13% 1/31/30	400,000	384,089
MARB BondCo PLC 3.95% 1/29/31	100,000	91,562
Mars, Inc.
4.80% 3/1/30	7,595,000	7,737,613
5.20% 3/1/35	2,855,000	2,918,200
5.65% 5/1/45	1,900,000	1,927,410
5.70% 5/1/55	2,275,000	2,304,453
METRO AG 4.00% 3/5/30	175,000	212,918
Minerva Luxembourg SA 8.88% 9/13/33	100,000	109,812
NBM U.S. Holdings, Inc. 6.63% 8/6/29	150,000	151,875
Performance Food Group, Inc. 6.13% 9/15/32	135,000	138,282
Post Holdings, Inc.
5.50% 12/15/29	300,000	298,802
6.25% 2/15/32	200,000	205,616
6.38% 3/1/33	200,000	201,862
REWE International Finance BV 4.88% 9/13/30	200,000	252,113
U.S. Foods, Inc.
4.75% 2/15/29	250,000	246,261
5.75% 4/15/33	150,000	150,786
		23,515,204
Food Service–0.01%
TKC Holdings, Inc. 6.88% 5/15/28	250,000	252,142
		252,142
Forest Products & Paper–0.04%
Ahlstrom Holding 3 OYJ 4.88% 2/4/28	100,000	96,958
Inversiones CMPC SA
3.00% 4/6/31	50,000	45,015
μ6.70% 12/9/57	200,000	204,300
LD Celulose International GmbH 7.95% 1/26/32	200,000	211,451
Suzano Austria GmbH 5.00% 1/15/30	200,000	200,849
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper (continued)
Suzano Netherlands BV 5.50% 1/15/36	100,000	$100,100
		858,673
Gas–0.23%
Fluxys SA 4.00% 11/28/30	200,000	238,993
NiSource, Inc. 2.95% 9/1/29	4,540,000	4,330,939
Snam SpA 5.75% 5/28/35	200,000	207,202
Vier Gas Transport GmbH 3.63% 9/8/33	200,000	234,841
		5,011,975
Health Care Products–0.02%
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	470,000	481,940
		481,940
Health Care Services–0.69%
Acadia Healthcare Co., Inc. 7.38% 3/15/33	100,000	103,819
Auna SA 10.00% 12/18/29	130,000	137,787
Centene Corp. 4.63% 12/15/29	6,560,000	6,359,108
Charles River Laboratories International, Inc.
4.00% 3/15/31	75,000	69,852
4.25% 5/1/28	70,000	68,464
CHS/Community Health Systems, Inc.
4.75% 2/15/31	755,000	652,885
5.25% 5/15/30	667,000	603,398
6.13% 4/1/30	120,000	87,040
6.88% 4/15/29	250,000	198,750
9.75% 1/15/34	135,000	138,307
DaVita, Inc.
4.63% 6/1/30	450,000	431,275
6.75% 7/15/33	195,000	201,084
6.88% 9/1/32	250,000	258,259
Global Medical Response, Inc. 7.38% 10/1/32	70,000	72,052
HAH Group Holding Co. LLC 9.75% 10/1/31	185,000	175,764
HCA, Inc. 5.45% 9/15/34	2,610,000	2,677,313
IQVIA, Inc.
6.25% 6/1/32	295,000	303,302
6.50% 5/15/30	100,000	103,349
LifePoint Health, Inc. 10.00% 6/1/32	100,000	104,996
Molina Healthcare, Inc. 6.25% 1/15/33	400,000	404,443
Pediatrix Medical Group, Inc. 5.38% 2/15/30	150,000	148,983
Prime Healthcare Services, Inc. 9.38% 9/1/29	130,000	135,200
LVIP Fidelity Institutional AM® Total Bond Fund–10

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Radiology Partners, Inc. 8.50% 7/15/32	65,000	$67,264
Select Medical Corp. 6.25% 12/1/32	250,000	250,105
Sotera Health Holdings LLC 7.38% 6/1/31	100,000	105,002
Surgery Center Holdings, Inc. 7.25% 4/15/32	65,000	66,771
Team Health Holdings, Inc. 8.38% 6/30/28	115,000	117,472
Tenet Healthcare Corp.
4.25% 6/1/29	145,000	141,611
6.13% 10/1/28	350,000	350,203
6.13% 6/15/30	270,000	273,444
U.S. Acute Care Solutions LLC 9.75% 5/15/29	325,000	332,794
		15,140,096
Holding Companies-Diversified–0.00%
Clue Opco LLC 9.50% 10/15/31	80,000	85,559
		85,559
Home Builders–0.08%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63% 8/1/29	100,000	95,757
6.88% 8/1/33	65,000	65,558
Beazer Homes USA, Inc. 7.50% 3/15/31	100,000	101,332
Berkeley Group PLC 2.50% 8/11/31	427,000	486,857
Century Communities, Inc. 6.63% 9/15/33	135,000	136,183
Dream Finders Homes, Inc. 6.88% 9/15/30	135,000	135,803
Forestar Group, Inc. 6.50% 3/15/33	250,000	255,751
LGI Homes, Inc.
4.00% 7/15/29	100,000	91,247
7.00% 11/15/32	330,000	322,220
8.75% 12/15/28	15,000	15,747
New Home Co., Inc. 8.50% 11/1/30	65,000	67,474
		1,773,929
Home Furnishings–0.03%
Whirlpool Corp.
5.75% 3/1/34	15,000	14,492
6.13% 6/15/30	270,000	272,114
6.50% 6/15/33	260,000	259,465
		546,071
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Ware–0.01%
Kronos Acquisition Holdings, Inc. 8.25% 6/30/31	210,000	$162,787
		162,787
Housewares–0.03%
Newell Brands, Inc.
6.38% 5/15/30	200,000	198,159
6.63% 5/15/32	200,000	197,381
7.00% 4/1/46	100,000	88,120
8.50% 6/1/28	200,000	211,547
		695,207
Insurance–0.76%
Acrisure LLC/Acrisure Finance, Inc.
6.75% 7/1/32	65,000	66,929
7.50% 11/6/30	100,000	104,175
8.50% 6/15/29	100,000	104,985
Admiral Group PLC 8.50% 1/6/34	235,000	361,767
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38% 10/1/32	150,000	154,565
AmWINS Group, Inc.
4.88% 6/30/29	70,000	68,032
6.38% 2/15/29	65,000	66,322
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88% 11/1/29	250,000	260,905
Athene Global Funding 5.58% 1/9/29	2,100,000	2,170,329
Corebridge Financial, Inc. 3.90% 4/5/32	4,670,000	4,458,917
Equitable Financial Life Global Funding 5.00% 3/27/30	4,220,000	4,323,940
μQBE Insurance Group Ltd. 2.50% 9/13/38	174,000	217,733
Reinsurance Group of America, Inc. 3.15% 6/15/30	4,590,000	4,330,896
		16,689,495
Internet–0.22%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.00% 5/1/28	250,000	242,969
9.00% 8/1/29	150,000	156,750
Cablevision Lightpath LLC 3.88% 9/15/27	60,000	58,250
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00% 6/15/27	80,000	79,787
LVIP Fidelity Institutional AM® Total Bond Fund–11

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Cogent Communications Group LLC/Cogent Finance, Inc. (continued)
7.00% 6/15/27	345,000	$344,082
Gen Digital, Inc. 6.25% 4/1/33	105,000	107,192
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50% 3/1/29	200,000	189,495
5.25% 12/1/27	200,000	199,647
GrubHub Holdings, Inc. 13.00% 7/31/30	39,005	38,989
ION Trading Technologies SARL 5.75% 5/15/28	265,000	260,052
Prosus NV 4.19% 1/19/32	500,000	479,381
Snap, Inc.
6.88% 3/1/33	150,000	153,315
6.88% 3/15/34	70,000	70,849
Uber Technologies, Inc.
4.15% 1/15/31	884,000	875,927
4.80% 9/15/35	697,000	690,677
Wayfair LLC
7.25% 10/31/29	396,000	408,292
7.75% 9/15/30	430,000	450,961
		4,806,615
Investment Companies–0.69%
Abu Dhabi Developmental Holding Co. PJSC
5.25% 10/2/54	200,000	196,171
5.50% 5/8/34	200,000	211,786
ARES Strategic Income Fund
5.45% 9/9/28	1,075,000	1,083,385
5.80% 9/9/30	869,000	883,089
6.35% 8/15/29	2,090,000	2,165,056
Blackstone Private Credit Fund
4.88% 4/14/26	100,000	134,298
5.60% 11/22/29	1,565,000	1,592,465
7.30% 11/27/28	2,950,000	3,151,109
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 2/1/29	250,000	215,802
5.25% 5/15/27	400,000	393,178
6.25% 5/15/26	40,000	39,953
10.00% 11/15/29	300,000	301,325
MDGH GMTN RSC Ltd.
2.88% 11/7/29	200,000	190,687
5.08% 5/22/53	200,000	187,678
Sixth Street Lending Partners 6.13% 7/15/30	4,220,000	4,362,951
		15,108,933
Iron & Steel–0.12%
Champion Iron Canada, Inc. 7.88% 7/15/32	50,000	52,277
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Cleveland-Cliffs, Inc.
7.00% 3/15/32	200,000	$201,993
7.38% 5/1/33	100,000	102,087
7.63% 1/15/34	70,000	72,129
Commercial Metals Co.
3.88% 2/15/31	100,000	93,222
4.13% 1/15/30	70,000	67,157
CSN Inova Ventures 6.75% 1/28/28	150,000	145,535
Mineral Resources Ltd.
7.00% 4/1/31	75,000	75,970
8.00% 11/1/27	180,000	183,473
8.50% 5/1/30	400,000	416,060
9.25% 10/1/28	100,000	104,781
POSCO 5.88% 1/17/33	200,000	211,523
@Samarco Mineracao SA 9.50% 6/30/31	591,938	595,010
Usiminas International SARL 7.50% 1/27/32	200,000	205,448
Vale Overseas Ltd. 6.40% 6/28/54	150,000	154,188
		2,680,853
Leisure Time–0.14%
Amer Sports Co. 6.75% 2/16/31	250,000	259,807
Carnival Corp.
5.75% 3/15/30	275,000	280,771
5.75% 8/1/32	135,000	137,387
5.88% 6/15/31	260,000	266,433
6.00% 5/1/29	200,000	202,985
6.13% 2/15/33	150,000	153,755
Life Time, Inc. 6.00% 11/15/31	235,000	238,752
Lindblad Expeditions LLC 7.00% 9/15/30	80,000	81,543
MajorDrive Holdings IV LLC 6.38% 6/1/29	170,000	139,310
NCL Corp. Ltd.
5.88% 1/15/31	275,000	274,990
6.25% 9/15/33	275,000	276,423
6.75% 2/1/32	150,000	154,265
Viking Cruises Ltd.
5.88% 10/15/33	415,000	415,291
9.13% 7/15/31	100,000	107,332
		2,989,044
Lodging–0.06%
Hilton Domestic Operating Co., Inc.
3.63% 2/15/32	420,000	384,344
4.00% 5/1/31	200,000	189,246
5.75% 9/15/33	135,000	136,802
6.13% 4/1/32	100,000	102,803
LVIP Fidelity Institutional AM® Total Bond Fund–12

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.63% 1/15/32	250,000	$253,914
IHG Finance LLC 3.38% 9/10/30	100,000	117,636
Station Casinos LLC 6.63% 3/15/32	70,000	71,907
		1,256,652
Machinery Diversified–0.02%
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27	400,000	398,586
		398,586
Media–1.03%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	485,000	446,797
4.50% 5/1/32	495,000	450,483
4.50% 6/1/33	600,000	533,436
5.38% 6/1/29	135,000	134,100
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	6,270,000	3,907,967
6.38% 10/23/35	4,140,000	4,337,186
6.48% 10/23/45	2,250,000	2,222,792
CSC Holdings LLC
3.38% 2/15/31	600,000	386,967
4.63% 12/1/30	455,000	159,635
5.38% 2/1/28	400,000	350,674
Discovery Communications LLC
5.00% 9/20/37	65,000	55,773
6.35% 6/1/40	75,000	68,825
DISH DBS Corp.
5.13% 6/1/29	530,000	453,240
5.25% 12/1/26	30,000	29,478
7.38% 7/1/28	95,000	87,536
7.75% 7/1/26	350,000	346,658
EW Scripps Co. 9.88% 8/15/30	75,000	70,398
Telecomunicaciones Digitales SA 4.50% 1/30/30	250,000	238,678
Time Warner Cable LLC 7.30% 7/1/38	5,775,000	6,310,291
Univision Communications, Inc.
4.50% 5/1/29	145,000	136,768
8.00% 8/15/28	150,000	155,433
8.50% 7/31/31	475,000	490,505
9.38% 8/1/32	220,000	234,447
Virgin Media Secured Finance PLC 4.50% 8/15/30	300,000	282,852
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
VTR Comunicaciones SpA 5.13% 1/15/28	150,000	$144,750
VTR Finance NV 6.38% 7/15/28	405,000	392,850
Ziggo BV 4.88% 1/15/30	100,000	94,386
		22,522,905
Metal Fabricate & Hardware–0.02%
Vallourec SACA 7.50% 4/15/32	314,000	334,556
		334,556
Mining–0.26%
Alcoa Nederland Holding BV 7.13% 3/15/31	500,000	525,591
Alumina Pty. Ltd. 6.38% 9/15/32	250,000	256,284
Antofagasta PLC 2.38% 10/14/30	200,000	181,262
Aris Mining Corp. 8.00% 10/31/29	250,000	259,920
Capstone Copper Corp. 6.75% 3/31/33	110,000	113,303
Century Aluminum Co. 6.88% 8/1/32	130,000	134,732
Cia de Minas Buenaventura SAA 6.80% 2/4/32	200,000	205,680
Corp. Nacional del Cobre de Chile
3.15% 1/14/30	50,000	47,375
5.95% 1/8/34	200,000	209,981
6.30% 9/8/53	200,000	204,983
Endeavour Mining PLC 7.00% 5/28/30	200,000	206,420
ERO Copper Corp. 6.50% 2/15/30	350,000	349,265
First Quantum Minerals Ltd.
7.25% 2/15/34	400,000	413,581
8.00% 3/1/33	215,000	227,009
Freeport Indonesia PT 6.20% 4/14/52	200,000	204,256
Fresnillo PLC 4.25% 10/2/50	250,000	198,336
Hudbay Minerals, Inc. 4.50% 4/1/26	100,000	99,697
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45% 5/15/30	150,000	154,749
Ivanhoe Mines Ltd. 7.88% 1/23/30	235,000	242,712
Navoi Mining & Metallurgical Combinat 6.95% 10/17/31	200,000	213,028
Navoiyuran State Enterprise 6.70% 7/2/30	200,000	200,184
Nexa Resources SA 6.75% 4/9/34	200,000	212,392
LVIP Fidelity Institutional AM® Total Bond Fund–13

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Novelis Corp.
6.38% 8/15/33	70,000	$70,724
6.88% 1/30/30	300,000	311,092
Volcan Cia Minera SAA 8.75% 1/24/30	350,000	363,930
		5,606,486
Miscellaneous Manufacturing–0.03%
Amsted Industries, Inc. 6.38% 3/15/33	135,000	138,561
Axon Enterprise, Inc.
6.13% 3/15/30	175,000	179,730
6.25% 3/15/33	200,000	205,859
Enpro, Inc. 6.13% 6/1/33	135,000	137,976
		662,126
Oil & Gas–2.17%
Adnoc Murban Rsc Ltd. 5.13% 9/11/54	200,000	189,665
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 6.63% 7/15/33	60,000	61,000
Bapco Energies BSC Closed
7.50% 10/25/27	150,000	155,620
8.38% 11/7/28	50,000	54,001
Baytex Energy Corp. 7.38% 3/15/32	140,000	137,075
California Resources Corp.
7.00% 1/15/34	15,000	14,897
8.25% 6/15/29	344,000	358,739
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13% 1/15/27	170,000	168,147
9.75% 7/15/28	300,000	298,221
Canacol Energy Ltd. 5.75% 11/24/28	530,000	182,187
Canadian Natural Resources Ltd. 2.95% 7/15/30	4,730,000	4,431,830
CITGO Petroleum Corp.
6.38% 6/15/26	200,000	199,989
8.38% 1/15/29	50,000	51,960
CNX Resources Corp. 7.25% 3/1/32	250,000	259,357
Comstock Resources, Inc.
5.88% 1/15/30	250,000	240,764
6.75% 3/1/29	200,000	199,673
Cosan Overseas Ltd. 8.25% 11/5/25	200,000	200,254
CVR Energy, Inc. 8.50% 1/15/29	180,000	183,970
Ecopetrol SA
8.38% 1/19/36	50,000	51,639
8.88% 1/13/33	350,000	379,394
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Empresa Nacional del Petroleo 5.95% 7/30/34	200,000	$210,639
Energean PLC 6.50% 4/30/27	450,000	447,187
Geopark Ltd. 8.75% 1/31/30	250,000	226,000
Gran Tierra Energy, Inc. 9.50% 10/15/29	235,000	198,856
Hess Corp. 7.13% 3/15/33	1,910,000	2,216,517
KazMunayGas National Co. JSC
5.38% 4/24/30	100,000	102,754
5.75% 4/19/47	50,000	46,562
Kosmos Energy Ltd.
7.13% 4/4/26	210,000	208,730
7.50% 3/1/28	85,000	74,276
7.75% 5/1/27	75,000	72,937
8.75% 10/1/31	550,000	426,669
Leviathan Bond Ltd. 6.50% 6/30/27	140,000	140,315
MC Brazil Downstream Trading SARL 7.25% 6/30/31	228,052	195,274
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29	250,000	260,667
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31	211,000	206,761
Nabors Industries Ltd. 7.50% 1/15/28	200,000	199,856
Nabors Industries, Inc. 8.88% 8/15/31	150,000	139,696
Occidental Petroleum Corp.
5.38% 1/1/32	1,285,000	1,306,822
5.55% 10/1/34	895,000	908,084
6.13% 1/1/31	3,158,000	3,326,530
ORLEN SA 6.00% 1/30/35	200,000	209,159
Parkland Corp.
4.63% 5/1/30	350,000	340,292
6.63% 8/15/32	100,000	102,756
PBF Holding Co. LLC/PBF Finance Corp.
6.00% 2/15/28	30,000	29,816
7.88% 9/15/30	380,000	375,181
9.88% 3/15/30	200,000	209,612
Pertamina Persero PT 4.18% 1/21/50	50,000	39,133
‡Petroleos de Venezuela SA
5.38% 4/12/27	450,000	72,225
9.75% 5/17/35	300,000	54,000
Petroleos Mexicanos
5.35% 2/12/28	2,060,000	2,051,221
5.95% 1/28/31	9,320,000	9,027,441
6.50% 3/13/27	250,000	253,125
6.63% 6/15/35	500,000	476,776
6.70% 2/16/32	165,000	163,515
6.75% 9/21/47	1,239,000	1,022,554
7.69% 1/23/50	9,870,000	8,973,963
10.00% 2/7/33	200,000	232,100
LVIP Fidelity Institutional AM® Total Bond Fund–14

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Petronas Capital Ltd.
3.40% 4/28/61	100,000	$68,962
3.50% 4/21/30	100,000	97,222
QatarEnergy
1.38% 9/12/26	300,000	291,999
2.25% 7/12/31	200,000	179,996
3.30% 7/12/51	350,000	246,175
Saudi Arabian Oil Co.
2.25% 11/24/30	300,000	271,047
3.25% 11/24/50	150,000	102,631
3.50% 4/16/29	300,000	293,093
4.25% 4/16/39	300,000	272,380
5.88% 7/17/64	200,000	197,000
6.38% 6/2/55	200,000	212,705
SEPLAT Energy PLC 9.13% 3/21/30	250,000	256,937
Sunoco LP
5.63% 3/15/31	70,000	69,484
5.88% 3/15/34	70,000	69,394
6.25% 7/1/33	250,000	254,461
μ7.88% 9/18/30	205,000	208,221
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	200,000	195,108
5.88% 3/15/28	200,000	200,052
Talos Production, Inc.
9.00% 2/1/29	100,000	103,403
9.38% 2/1/31	100,000	104,153
Tecpetrol SA 7.63% 1/22/33	50,000	50,950
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30	100,000	92,193
Transocean Aquila Ltd. 8.00% 9/30/28	122,923	126,442
Transocean International Ltd.
7.88% 10/15/32	40,000	40,000
8.00% 2/1/27	400,000	399,444
8.25% 5/15/29	150,000	147,880
8.75% 2/15/30	63,750	67,076
Tullow Oil PLC 10.25% 5/15/26	319,000	272,346
YPF SA 8.25% 1/17/34	50,000	48,144
		47,305,281
Oil & Gas Services–0.08%
Guara Norte SARL 5.20% 6/15/34	115,243	112,862
Kodiak Gas Services LLC
6.50% 10/1/33	215,000	218,908
6.75% 10/1/35	110,000	112,943
SESI LLC 7.88% 9/30/30	50,000	50,000
Star Holding LLC 8.75% 8/1/31	100,000	99,221
TGS ASA 8.50% 1/15/30	150,000	154,084
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.
6.25% 10/1/33	155,000	$155,593
6.88% 9/1/27	85,000	84,981
Viridien 10.00% 10/15/30	135,000	138,778
WBI Operating LLC
6.25% 10/15/30	110,000	110,000
6.50% 10/15/33	110,000	110,000
Yinson Boronia Production BV 8.95% 7/31/42	294,327	327,429
		1,674,799
Packaging & Containers–0.07%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00% 9/1/29	225,000	208,241
6.00% 6/15/27	140,000	139,966
Clydesdale Acquisition Holdings, Inc.
6.88% 1/15/30	250,000	256,452
8.75% 4/15/30	300,000	308,173
Crown Americas LLC 5.88% 6/1/33	190,000	191,921
Graham Packaging Co., Inc. 7.13% 8/15/28	80,000	80,142
Graphic Packaging International LLC
3.75% 2/1/30	100,000	93,478
6.38% 7/15/32	100,000	101,547
Sealed Air Corp.
5.00% 4/15/29	40,000	39,777
6.50% 7/15/32	50,000	51,785
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31	100,000	104,932
		1,576,414
Pharmaceuticals–0.64%
1261229 BC Ltd. 10.00% 4/15/32	500,000	512,526
AdaptHealth LLC 5.13% 3/1/30	150,000	143,044
Bausch Health Americas, Inc. 8.50% 1/31/27	85,000	84,150
Bausch Health Cos., Inc.
4.88% 6/1/28	250,000	223,750
5.25% 1/30/30	50,000	35,250
11.00% 9/30/28	110,000	114,402
Bayer U.S. Finance II LLC 4.38% 12/15/28	4,270,000	4,254,779
Bayer U.S. Finance LLC 6.50% 11/21/33	700,000	755,108
LVIP Fidelity Institutional AM® Total Bond Fund–15

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health Corp.
3.25% 8/15/29	5,640,000	$5,406,771
μ6.75% 12/10/54	231,000	238,446
μ7.00% 3/10/55	350,000	367,410
Grifols SA 4.75% 10/15/28	100,000	97,136
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13% 4/30/28	300,000	289,843
5.13% 4/30/31	285,000	249,674
6.75% 5/15/34	30,000	28,767
7.88% 5/15/34	155,000	143,592
Owens & Minor, Inc.
4.50% 3/31/29	80,000	64,207
6.63% 4/1/30	90,000	74,250
Teva Pharmaceutical Finance Netherlands III BV
3.15% 10/1/26	59,000	57,951
6.00% 12/1/32	330,000	343,690
7.88% 9/15/29	200,000	218,259
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/30	265,000	272,926
		13,975,931
Pipelines–1.43%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 10/15/33	70,000	69,690
CNX Midstream Partners LP 4.75% 4/15/30	200,000	191,787
CQP Holdco LP/BIP-V Chinook Holdco LLC 7.50% 12/15/33	250,000	271,300
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13% 6/1/28	350,000	351,133
7.38% 6/30/33	65,000	66,098
8.63% 3/15/29	200,000	208,560
EIG Pearl Holdings SARL 3.55% 8/31/36	245,863	226,778
Energy Transfer LP
6.10% 12/1/28	4,235,000	4,456,038
μ6.50% 2/15/56	14,000	13,934
μ6.63% 2/15/28	250,000	249,521
μ6.75% 2/15/56	14,000	13,975
μ7.13% 5/15/30	80,000	82,664
7.38% 2/1/31	100,000	104,448
Galaxy Pipeline Assets Bidco Ltd.
2.16% 3/31/34	69,919	63,483
2.63% 3/31/36	300,000	264,248
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp. 8.00% 5/15/33	265,000	$277,176
Global Partners LP/GLP Finance Corp.
6.88% 1/15/29	150,000	151,309
7.13% 7/1/33	50,000	51,249
Golar LNG Ltd.
7.50% 10/2/30	260,000	257,599
7.75% 9/19/29	400,000	403,768
Greensaif Pipelines Bidco SARL
6.13% 2/23/38	200,000	212,907
6.51% 2/23/42	200,000	216,296
Harvest Midstream I LP
7.50% 9/1/28	200,000	202,152
7.50% 5/15/32	50,000	51,075
Hess Midstream Operations LP
4.25% 2/15/30	65,000	63,000
5.13% 6/15/28	300,000	299,661
5.88% 3/1/28	150,000	152,907
Howard Midstream Energy Partners LLC
6.63% 1/15/34	70,000	71,370
7.38% 7/15/32	100,000	103,803
Kinetik Holdings LP
5.88% 6/15/30	150,000	150,872
6.63% 12/15/28	250,000	256,606
New Fortress Energy, Inc. 6.50% 9/30/26	70,000	17,588
NFE Financing LLC 12.00% 11/15/29	340,000	99,989
Oleoducto Central SA 4.00% 7/14/27	100,000	98,309
ONEOK, Inc.
5.05% 11/1/34	1,353,000	1,334,301
6.50% 9/1/30	2,990,000	3,212,947
•Plains All American Pipeline LP 8.58% (3 mo. USD Term SOFR + 4.37%) 10/30/25	940,000	941,409
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29	2,230,000	2,153,115
Prairie Acquiror LP 9.00% 8/1/29	130,000	135,344
Rockies Express Pipeline LLC
4.95% 7/15/29	200,000	198,378
6.75% 3/15/33	250,000	260,954
μSouth Bow Canadian Infrastructure Holdings Ltd. 7.50% 3/1/55	135,000	143,352
Southern Gas Corridor CJSC 6.88% 3/24/26	150,000	151,550
LVIP Fidelity Institutional AM® Total Bond Fund–16

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	300,000	$298,474
6.00% 12/31/30	820,000	809,774
6.00% 9/1/31	70,000	68,490
6.75% 3/15/34	70,000	69,297
Targa Resources Corp.
4.90% 9/15/30	658,000	668,349
5.65% 2/15/36	1,584,000	1,621,879
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	4,355,000	4,359,867
TMS Issuer SARL 5.78% 8/23/32	100,000	104,875
TransMontaigne Partners LLC 8.50% 6/15/30	55,000	57,311
Venture Global Plaquemines LNG LLC
6.50% 1/15/34	265,000	278,954
6.75% 1/15/36	205,000	217,746
Williams Cos., Inc. 2.60% 3/15/31	4,820,000	4,376,484
		31,234,143
Real Estate–0.23%
Alpha Star Holding IX Ltd. 7.00% 8/26/28	200,000	204,809
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00% 4/15/30	70,000	70,840
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75% 1/15/29	80,000	76,888
9.75% 4/15/30	65,000	70,937
Aroundtown SA 3.63% 4/10/31	295,000	359,420
Blackstone Property Partners Europe Holdings SARL 1.63% 4/20/30	300,000	325,763
CBRE Europe Logistics Partners SCA SICAV-SIF 3.50% 9/22/32	100,000	116,396
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/34	125,000	154,835
Citycon Treasury BV 5.38% 7/8/31	100,000	118,058
Corp. Inmobiliaria Vesta SAB de CV 5.50% 1/30/33	200,000	202,100
CPI Property Group SA 6.00% 1/27/32	205,000	245,800
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate (continued)
Dar Al-Arkan Sukuk Co. Ltd. 7.25% 7/2/30	200,000	$203,355
Deutsche EuroShop AG 4.50% 10/15/30	100,000	118,346
@Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 11.00% 9/12/31	464,600	255,530
μGrand City Properties SA 1.50% 3/9/26	100,000	114,812
Heimstaden Bostad AB
μ3.63% 10/13/26	105,000	121,233
3.88% 11/5/29	170,000	202,005
Howard Hughes Corp.
4.13% 2/1/29	70,000	67,150
4.38% 2/1/31	100,000	93,756
Kennedy-Wilson, Inc. 4.75% 2/1/30	150,000	140,055
LEG Immobilien SE 3.88% 1/20/35	200,000	231,681
Logicor Financing SARL 1.63% 1/17/30	305,000	333,353
P3 Group SARL
3.75% 4/2/33	100,000	116,865
4.00% 4/19/32	175,000	208,899
Prologis International Funding II SA 4.38% 7/1/36	275,000	336,035
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/27	215,000	232,201
Shurgard Luxembourg SARL 4.00% 5/27/35	200,000	236,074
Sirius Real Estate Ltd. 4.00% 1/22/32	100,000	117,013
		5,074,209
Real Estate Investment Trusts–1.36%
Agree LP 2.90% 10/1/30	2,340,000	2,182,097
American Homes 4 Rent LP 4.95% 6/15/30	1,538,000	1,566,025
American Tower Corp. 3.63% 5/30/32	150,000	179,042
COPT Defense Properties LP
2.75% 4/15/31	4,950,000	4,481,157
4.50% 10/15/30	178,000	176,826
CTR Partnership LP/CareTrust Capital Corp. 3.88% 6/30/28	150,000	145,898
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM 7.38% 9/30/30	140,000	140,000
Great Portland Estates PLC 5.38% 9/25/31	340,000	457,840
LVIP Fidelity Institutional AM® Total Bond Fund–17

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75% 6/15/29	100,000	$98,129
7.00% 7/15/31	155,000	162,500
Millrose Properties, Inc.
6.25% 9/15/32	70,000	70,183
6.38% 8/1/30	135,000	137,294
MPT Operating Partnership LP/MPT Finance Corp.
3.50% 3/15/31	250,000	183,877
4.63% 8/1/29	200,000	166,904
5.00% 10/15/27	450,000	435,927
8.50% 2/15/32	130,000	138,133
Omega Healthcare Investors, Inc.
3.25% 4/15/33	300,000	264,692
3.63% 10/1/29	2,000,000	1,918,932
Phillips Edison Grocery Center Operating Partnership I LP 2.63% 11/15/31	2,470,000	2,192,102
Prologis Euro Finance LLC 3.25% 9/22/32	100,000	116,908
Realty Income Corp. 3.38% 6/20/31	100,000	117,753
RHP Hotel Properties LP/RHP Finance Corp. 6.50% 6/15/33	130,000	133,886
Rithm Capital Corp.
8.00% 4/1/29	100,000	102,356
8.00% 7/15/30	55,000	56,306
Sabra Health Care LP 3.20% 12/1/31	2,860,000	2,596,951
Starwood Property Trust, Inc.
5.25% 10/15/28	70,000	70,020
5.75% 1/15/31	140,000	139,913
6.50% 7/1/30	250,000	258,586
6.50% 10/15/30	65,000	67,143
7.25% 4/1/29	150,000	157,507
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00% 1/15/30	300,000	271,622
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.50% 2/15/29	480,000	450,785
8.63% 6/15/32	165,000	157,633
10.50% 2/15/28	287,000	302,268
Ventas Realty LP 3.00% 1/15/30	4,570,000	4,326,265
VICI Properties LP
4.95% 2/15/30	2,800,000	2,832,477
5.63% 4/1/35	1,170,000	1,197,975
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
VICI Properties LP/VICI Note Co., Inc.
4.63% 12/1/29	1,030,000	$1,019,855
5.75% 2/1/27	265,000	268,307
		29,742,074
Retail–0.42%
1011778 BC ULC/New Red Finance, Inc.
4.00% 10/15/30	200,000	188,485
4.38% 1/15/28	230,000	225,993
5.63% 9/15/29	300,000	303,607
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50% 7/1/32	180,000	188,392
Carvana Co. 9.00% 6/1/31	524,300	593,627
EG Global Finance PLC 12.00% 11/30/28	550,000	604,096
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30	480,000	450,448
‡Future Retail Ltd. 5.60% 1/22/25	905,000	136
LBM Acquisition LLC
6.25% 1/15/29	200,000	185,125
9.50% 6/15/31	245,000	257,450
Lowe's Cos., Inc. 3.75% 4/1/32	4,590,000	4,390,537
McDonald's Corp. 3.50% 5/21/32	150,000	178,518
Nordstrom, Inc.
4.25% 8/1/31	150,000	136,251
4.38% 4/1/30	100,000	94,094
Park River Holdings, Inc. 8.00% 3/15/31	50,000	50,634
Patrick Industries, Inc. 6.38% 11/1/32	100,000	101,461
Saks Global Enterprises LLC 11.00% 12/15/29	260,090	131,183
Sally Holdings LLC/Sally Capital, Inc. 6.75% 3/1/32	65,000	67,575
SGUS LLC 11.00% 12/15/29	149,001	140,460
Staples, Inc.
10.75% 9/1/29	300,000	296,631
12.75% 1/15/30	200,000	160,559
Yum! Brands, Inc. 4.63% 1/31/32	350,000	340,066
		9,085,328
Semiconductors–0.59%
Amkor Technology, Inc. 5.88% 10/1/33	75,000	75,764
Broadcom, Inc.
3.19% 11/15/36	1,965,000	1,676,887
3.42% 4/15/33	4,810,000	4,451,532
LVIP Fidelity Institutional AM® Total Bond Fund–18

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom, Inc. (continued)
5.05% 7/12/29	3,330,000	$3,430,186
Entegris, Inc.
4.75% 4/15/29	400,000	396,569
5.95% 6/15/30	645,000	654,049
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.85% 8/19/32	548,000	548,659
5.25% 8/19/35	1,581,000	1,597,141
ON Semiconductor Corp. 3.88% 9/1/28	150,000	145,577
		12,976,364
Software–0.43%
Cloud Software Group, Inc.
6.63% 8/15/33	70,000	71,257
8.25% 6/30/32	300,000	318,226
9.00% 9/30/29	545,000	565,278
CoreWeave, Inc.
9.00% 2/1/31	290,000	297,215
9.25% 6/1/30	265,000	273,690
Fair Isaac Corp. 6.00% 5/15/33	325,000	329,044
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75% 5/1/29	100,000	103,646
MSCI, Inc. 5.25% 9/1/35	1,099,000	1,108,099
Open Text Corp.
3.88% 2/15/28	200,000	194,486
3.88% 12/1/29	200,000	189,050
Open Text Holdings, Inc. 4.13% 12/1/31	250,000	231,199
Oracle Corp.
4.45% 9/26/30	669,000	668,672
4.80% 9/26/32	1,115,000	1,116,341
5.20% 9/26/35	1,015,000	1,020,589
5.88% 9/26/45	626,000	627,700
5.95% 9/26/55	785,000	782,585
6.10% 9/26/65	808,000	806,512
Rackspace Finance LLC 3.50% 5/15/28	250,000	103,485
UKG, Inc. 6.88% 2/1/31	125,000	128,979
X.AI LLC/X.AI Co. Issuer Corp. 12.50% 6/30/30	400,000	419,479
		9,355,532
Telecommunications–1.22%
Altice Financing SA
5.75% 8/15/29	550,000	413,875
9.63% 7/15/27	75,000	67,500
‡Altice France Holding SA 6.00% 2/15/28	330,000	117,048
Altice France SA
5.13% 7/15/29	1,700,000	1,451,800
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Altice France SA (continued)
5.50% 10/15/29	45,000	$38,922
AT&T, Inc.
2.25% 2/1/32	3,760,000	3,291,724
6.30% 1/15/38	1,485,000	1,616,168
Axian Telecom Holding & Management PLC 7.25% 7/11/30	335,000	343,035
C&W Senior Finance Ltd. 9.00% 1/15/33	615,000	643,116
Colombia Telecomunicaciones SA ESP 4.95% 7/17/30	220,000	203,555
Connect Holding II LLC 10.50% 4/3/31	120,000	119,924
CT Trust 5.13% 2/3/32	200,000	190,470
@EchoStar Corp. 6.75% 11/30/30	858,198	884,759
Koninklijke KPN NV 3.88% 2/16/36	200,000	237,620
Level 3 Financing, Inc.
3.63% 1/15/29	150,000	129,818
3.75% 7/15/29	325,000	277,039
4.50% 4/1/30	250,000	228,438
4.88% 6/15/29	75,000	70,508
6.88% 6/30/33	365,000	372,001
7.00% 3/31/34	235,000	239,068
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31	200,000	213,454
Liquid Telecommunications Financing PLC 5.50% 9/4/26	370,000	320,992
Maya SAS/Paris France
7.00% 4/15/32	150,000	152,971
8.50% 4/15/31	175,000	187,686
Millicom International Cellular SA
4.50% 4/27/31	350,000	331,238
7.38% 4/2/32	100,000	104,503
μNetwork i2i Ltd. 3.98% 3/3/26	150,000	149,003
NTT Finance Corp.
3.68% 7/16/33	100,000	119,189
4.57% 7/16/27	247,000	248,781
4.62% 7/16/28	250,000	252,472
4.88% 7/16/30	638,000	648,254
μRogers Communications, Inc.
7.00% 4/15/55	100,000	104,250
7.13% 4/15/55	100,000	106,016
Sable International Finance Ltd. 7.13% 10/15/32	450,000	456,925
Silk Road Group Holding LLC 7.50% 9/15/30	200,000	201,386
LVIP Fidelity Institutional AM® Total Bond Fund–19

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Telecommunications Co. Telekom Srbija AD Belgrade 7.00% 10/28/29	250,000	$253,613
μTELUS Corp.
6.63% 10/15/55	133,000	136,925
7.00% 10/15/55	66,000	69,592
T-Mobile USA, Inc.
3.00% 2/15/41	580,000	435,825
3.88% 4/15/30	4,430,000	4,344,007
5.13% 5/15/32	915,000	941,679
5.75% 1/15/34	1,190,000	1,260,947
Verizon Communications, Inc.
2.55% 3/21/31	2,055,000	1,868,426
5.25% 4/2/35	1,830,000	1,860,952
Vmed O2 U.K. Financing I PLC 4.25% 1/31/31	300,000	278,150
Windstream Services LLC 7.50% 10/15/33	345,000	344,907
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25% 10/1/31	350,000	362,557
		26,691,088
Transportation–0.08%
Beacon Mobility Corp. 7.25% 8/1/30	115,000	119,561
Genesee & Wyoming, Inc. 6.25% 4/15/32	300,000	304,843
MISC Capital Two Labuan Ltd. 3.75% 4/6/27	200,000	197,864
Mobico Group PLC
μ4.25% 11/26/25	100,000	82,111
4.88% 9/26/31	165,000	152,494
Rand Parent LLC 8.50% 2/15/30	460,000	477,970
Stonepeak Nile Parent LLC 7.25% 3/15/32	125,000	131,629
Transnet 8.25% 2/6/28	50,000	52,741
XPO, Inc.
7.13% 6/1/31	100,000	104,628
7.13% 2/1/32	200,000	210,047
		1,833,888
Trucking & Leasing–0.01%
FTAI Aviation Investors LLC
7.00% 6/15/32	100,000	104,652
7.88% 12/1/30	150,000	159,397
		264,049
Water–0.12%
Aegea Finance SARL 9.00% 1/20/31	200,000	212,012
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Water (continued)
Anglian Water Services Financing PLC 5.88% 6/20/31	310,000	$428,061
Northumbrian Water Finance PLC 4.50% 2/14/31	185,000	240,127
Severn Trent Utilities Finance PLC 3.88% 8/4/35	175,000	207,206
South West Water Finance PLC
5.25% 9/15/31	125,000	166,882
5.75% 12/11/32	160,000	219,083
SW Finance I PLC
6.88% 8/7/32	100,000	136,073
7.38% 12/12/41	100,000	133,325
United Utilities Water Finance PLC 3.50% 2/27/33	100,000	116,655
Veolia Environnement SA 3.32% 6/17/32	300,000	352,413
Wessex Water Services Finance PLC 6.13% 9/19/34	170,000	230,933
Yorkshire Water Finance PLC 6.00% 7/22/33	100,000	134,151
		2,576,921
Total Corporate Bonds (Cost $577,521,241)		594,819,133
LOAN AGREEMENTS–5.48%
•1011778 BC Unlimited Liability Co. 5.91% (1 mo. USD Term SOFR + 1.75%) 9/20/30	746,222	743,110
•19th Holdings Golf LLC 7.57% (1 mo. USD Term SOFR + 3.25%) 2/7/29	497,429	495,096
•ABG Intermediate Holdings 2 LLC 6.41% (1 mo. USD Term SOFR + 2.25%) 12/21/28	497,487	496,164
•Accelya Lux Finco SARL 9.15% (3 mo. USD Term SOFR + 5.25%) 10/1/32	195,000	191,100
•Acosta, Inc. 9.60% (3 mo. USD Term SOFR + 5.50%) 8/21/31	34,912	34,650
•Acrisure LLC 7.16% (1 mo. USD Term SOFR + 3.00%) 11/6/30	1,741,228	1,736,335
Air Comm Corp. LLC
✠0.00% 12/11/31	29,487	29,487
•7.06% (3 mo. USD Term SOFR + 2.75%) 12/11/31	469,359	469,359
•Alera Group, Inc.
7.41% (1 mo. USD Term SOFR + 3.25%) 5/31/32	295,000	295,965
9.66% (1 mo. USD Term SOFR + 5.50%) 5/30/33	85,000	87,285
LVIP Fidelity Institutional AM® Total Bond Fund–20

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•AlixPartners LLP 6.16% (1 mo. USD Term SOFR + 2.00%) 8/12/32	170,000	$168,773
•Alliant Holdings Intermediate LLC 6.67% (1 mo. USD Term SOFR + 2.50%) 9/19/31	54,863	54,703
•Allied Universal Holdco LLC 7.51% (1 mo. USD Term SOFR + 3.25%) 8/20/32	855,000	857,719
•Altice Financing SA 9.32% (3 mo. USD Term SOFR + 5.00%) 10/31/27	10,000	8,375
•Altice France SA 9.82% (3 mo. USD Term SOFR + 5.50%) 8/15/28	2,000,000	1,930,000
•Amentum Government Services Holdings LLC 6.41% (1 mo. USD Term SOFR + 2.25%) 9/29/31	601,504	600,788
•American Airlines, Inc.
6.58% (3 mo. USD Term SOFR + 2.25%) 4/20/28	498,750	497,713
7.58% (3 mo. USD Term SOFR + 3.25%) 5/28/32	99,750	100,124
∞American Axle & Manufacturing, Inc. 0.00% 2/24/32	175,000	173,906
•American Trailer World Corp. 8.01% (1 mo. USD Term SOFR + 3.75%) 3/3/28	500,000	449,375
•Amneal Pharmaceuticals LLC 7.66% (1 mo. USD Term SOFR + 3.50%) 8/1/32	165,000	164,724
•AmWINS Group, Inc. 6.25% (3 mo. USD Term SOFR + 2.25%) 1/30/32	497,494	497,165
•Amynta Agency Borrower, Inc. 6.91% (1 mo. USD Term SOFR + 2.75%) 12/29/31	249,373	248,349
•AP Core Holdings II LLC 9.78% (1 mo. USD Term SOFR + 5.50%) 9/1/27	750,000	728,438
•Applied Systems, Inc. 6.25% (3 mo. USD Term SOFR + 2.25%) 2/24/31	303,612	303,698
Archkey Solutions LLC
✠0.00% 11/1/31	18,663	18,775
•8.25% (3 mo. USD Term SOFR + 4.25%) 11/1/31	161,337	162,312
•Arcis Golf LLC 6.91% (1 mo. USD Term SOFR + 2.75%) 11/24/28	248,832	248,988
•Artera Services LLC 8.50% (3 mo. USD Term SOFR + 4.50%) 2/15/31	532,475	474,318
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Arthur U.S. Finco, Inc. 9.25% (3 mo. USD Term SOFR + 5.25%) 12/14/29	496,222	$441,106
•Aruba Investments Holdings LLC 8.26% (1 mo. USD Term SOFR + 4.00%) 11/24/27	497,409	482,736
•Ascend Learning LLC 7.16% (1 mo. USD Term SOFR + 3.00%) 12/11/28	746,250	745,160
•Asplundh Tree Expert LLC 5.91% (1 mo. USD Term SOFR + 1.75%) 5/23/31	248,739	248,605
•Astro Acquisition LLC 7.12% (6 mo. USD Term SOFR + 3.25%) 8/30/32	100,000	100,313
•Asurion LLC
7.53% (1 mo. USD Term SOFR + 3.25%) 7/31/27	174,089	173,982
8.41% (1 mo. USD Term SOFR + 4.25%) 9/19/30	1,741,206	1,733,858
8.51% (1 mo. USD Term SOFR + 4.25%) 8/19/28	74,617	74,830
9.53% (1 mo. USD Term SOFR + 5.25%) 1/31/28	195,000	189,638
9.53% (1 mo. USD Term SOFR + 5.25%) 1/20/29	1,000,000	955,140
•AthenaHealth Group, Inc. 6.91% (1 mo. USD Term SOFR + 2.75%) 2/15/29	746,250	744,384
•Aveanna Healthcare LLC 7.91% (1 mo. USD Term SOFR + 3.75%) 9/17/32	65,000	64,919
•Avis Budget Car Rental LLC 6.66% (1 mo. USD Term SOFR + 2.50%) 7/16/32	109,725	108,719
•Azorra Soar TLB Finance Ltd. 6.79% (3 mo. USD Term SOFR + 2.75%) 10/18/29	169,635	169,635
•AZZ, Inc. 5.91% (1 mo. USD Term SOFR + 1.75%) 5/13/29	60,000	60,175
•Bakelite U.S. Holdco, Inc. 7.75% (3 mo. USD Term SOFR + 3.75%) 12/23/31	498,747	497,251
•Bausch & Lomb Corp. 8.41% (1 mo. USD Term SOFR + 4.25%) 1/15/31	254,363	254,151
•Bausch Health Cos., Inc. 10.41% (1 mo. USD Term SOFR + 6.25%) 10/8/30	1,366,575	1,344,792
•BCPE Empire Holdings, Inc. 7.41% (1 mo. USD Term SOFR + 3.25%) 12/11/30	497,494	496,484
•Beach Acquisition Bidco LLC 7.31% (3 mo. USD Term SOFR + 3.25%) 9/12/32	155,000	155,646
LVIP Fidelity Institutional AM® Total Bond Fund–21

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•BIFM U.S. Finance LLC 7.91% (1 mo. USD Term SOFR + 3.75%) 5/31/28	154,611	$154,997
•Boots Group Bidco Ltd. 7.70% (3 mo. USD Term SOFR + 3.50%) 8/30/32	110,000	110,229
•Brand Industrial Services, Inc. 8.80% (3 mo. USD Term SOFR + 4.50%) 8/1/30	1,044,697	944,406
•Broadstreet Partners, Inc. 6.91% (1 mo. USD Term SOFR + 2.75%) 6/13/31	497,626	498,019
•C&S Wholesale Grocers, Inc. 8.96% (3 mo. USD Term SOFR + 5.00%) 9/20/30	300,000	292,500
•Caesars Entertainment, Inc. 6.41% (1 mo. USD Term SOFR + 2.25%) 2/6/30	1,242,378	1,238,166
•Cardenas Markets, Inc. 10.85% (3 mo. USD Term SOFR + 6.75%) 8/1/29	497,436	421,025
•Cast & Crew Payroll LLC 7.91% (1 mo. USD Term SOFR + 3.75%) 12/29/28	497,415	447,753
•CD&R Hydra Buyer, Inc. 8.26% (1 mo. USD Term SOFR + 4.00%) 3/25/31	497,475	493,953
•Celsius Holdings, Inc. 7.29% (3 mo. USD Term SOFR + 3.00%) 4/1/32	249,375	249,609
•Central Parent, Inc. 7.25% (3 mo. USD Term SOFR + 3.25%) 7/6/29	149,622	129,090
•CFC Bidco Ltd. 8.04% (3 mo. USD Term SOFR + 3.75%) 7/1/32	180,000	171,450
•Chamberlain Group, Inc. 7.16% (1 mo. USD Term SOFR + 3.00%) 9/8/32	109,725	109,771
•Charlotte Buyer, Inc. 8.43% (1 mo. USD Term SOFR + 4.25%) 2/11/28	497,494	496,434
•Charter Communications Operating LLC 6.29% (3 mo. USD Term SOFR + 2.00%) 12/7/30	746,203	745,113
•Charter NEX U.S., Inc. 6.80% (1 mo. USD Term SOFR + 2.75%) 11/29/30	497,389	498,747
•Chemours Co. 7.16% (1 mo. USD Term SOFR + 3.00%) 8/18/28	278,579	277,882
•CHG Healthcare Services, Inc. 7.05% (1 mo. USD Term SOFR + 2.75%) 9/29/28	248,748	248,736
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ciena Corp. 5.89% (1 mo. USD Term SOFR + 1.75%) 10/24/30	249,372	$249,529
•Citadel Securities LP 6.16% (1 mo. USD Term SOFR + 2.00%) 10/31/31	746,241	747,457
•City Football Group Ltd. 7.78% (1 mo. USD Term SOFR + 3.50%) 7/22/30	497,481	497,068
•Clarios Global LP 6.66% (1 mo. USD Term SOFR + 2.50%) 5/6/30	746,241	745,539
•Cloud Software Group, Inc. 7.25% (3 mo. USD Term SOFR + 3.25%) 3/21/31	997,494	1,000,925
•Clydesdale Acquisition Holdings, Inc. 7.34% (1 mo. USD Term SOFR + 3.18%) 4/13/29	1,500,000	1,497,465
•CMG Media Corp. 7.60% (3 mo. USD Term SOFR + 3.50%) 6/18/29	910,292	868,701
•CNT Holdings I Corp. 6.56% (3 mo. USD Term SOFR + 2.25%) 11/8/32	497,500	497,067
•CommScope, Inc. 8.91% (1 mo. USD Term SOFR + 4.75%) 12/17/29	750,000	758,438
•Congruex Group LLC 5.96% (3 mo. USD Term SOFR + 1.50%) 5/3/29	35,447	29,687
•Connect Holding II LLC 8.40% (3 mo. USD Term SOFR + 4.25%) 4/3/31	350,000	320,250
•Consolidated Energy Finance SA 8.66% (1 mo. USD Term SOFR + 4.50%) 11/15/30	29,848	27,839
•Constant Contact, Inc. 8.58% (3 mo. USD Term SOFR + 4.00%) 2/10/28	746,729	690,956
•Construction Partners, Inc. 6.66% (1 mo. USD Term SOFR + 2.50%) 11/3/31	248,747	249,292
•Cornerstone Building Brands, Inc.
7.50% (1 mo. USD Term SOFR + 3.25%) 4/12/28	354,308	335,827
8.65% (1 mo. USD Term SOFR + 4.50%) 5/15/31	49,874	45,261
9.78% (1 mo. USD Term SOFR + 5.63%) 8/1/28	94,756	90,808
•Corp. Service Co. 6.16% (1 mo. USD Term SOFR + 2.00%) 11/2/29	480,114	474,712
•Cotiviti Corp. 7.03% (1 mo. USD Term SOFR + 2.75%) 5/1/31	746,231	732,239
LVIP Fidelity Institutional AM® Total Bond Fund–22

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•CPI Holdco B LLC 6.16% (1 mo. USD Term SOFR + 2.00%) 5/19/31	279,295	$278,946
•Crown Finance U.S., Inc. 8.78% (1 mo. USD Term SOFR + 4.50%) 12/2/31	995,000	992,144
•Crown Subsea Communications Holding, Inc. 7.66% (1 mo. USD Term SOFR + 3.50%) 1/30/31	124,685	125,340
•CSC Holdings LLC 8.65% (1 mo. USD Term SOFR + 4.50%) 1/18/28	79,795	79,231
•Cyberswift U.S. Finco LLC 7.90% (3 mo. USD Term SOFR + 4.00%) 10/8/32	50,000	49,896
•Darktrace PLC
7.57% (3 mo. USD Term SOFR + 3.25%) 10/9/31	497,500	497,117
9.57% (3 mo. USD Term SOFR + 5.25%) 10/9/32	80,000	79,900
•Dave & Buster's, Inc. 7.56% (3 mo. SOFR CME + 3.25%) 6/29/29	500,000	465,965
•DaVita, Inc. 5.91% (1 mo. USD Term SOFR + 1.75%) 5/9/31	497,497	498,168
•DG Investment Intermediate Holdings 2, Inc.
7.91% (1 mo. USD Term SOFR + 3.75%) 7/9/32	498,705	499,328
9.66% (1 mo. USD Term SOFR + 5.50%) 7/31/33	45,000	44,663
•Disco Parent, Inc. 7.48% (3 mo. USD Term SOFR + 3.25%) 7/30/32	65,000	65,163
•Discovery Purchaser Corp. 8.08% (3 mo. USD Term SOFR + 3.75%) 10/4/29	497,503	494,603
•Dotdash Meredith, Inc. 7.78% (1 mo. USD Term SOFR + 3.50%) 6/17/32	175,000	174,417
•Dynasty Acquisition Co., Inc.
6.16% (1 mo. USD Term SOFR + 2.00%) 10/31/31	360,407	360,389
6.16% (1 mo. USD Term SOFR + 2.00%) 10/31/31	137,087	137,080
•Eagle Parent Corp. 8.25% (3 mo. USD Term SOFR + 4.25%) 4/2/29	746,134	744,619
•Echo Global Logistics, Inc. 8.01% (1 mo. USD Term SOFR + 3.75%) 11/23/28	290,000	281,155
•ECL Entertainment LLC 7.16% (1 mo. USD Term SOFR + 3.00%) 8/30/30	100,000	99,825
•Ellucian Holdings, Inc. 6.91% (1 mo. USD Term SOFR + 2.75%) 10/9/29	497,500	497,192
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•EMG Utica LLC 8.00% (3 mo. USD Term SOFR + 4.00%) 4/1/30	54,862	$54,930
•EMRLD Borrower LP
6.12% (6 mo. USD Term SOFR + 2.25%) 8/4/31	44,888	44,672
6.45% (3 mo. USD Term SOFR + 2.25%) 5/31/30	34,913	34,794
•Endo Luxembourg Finance Co. I SARL 8.16% (1 mo. USD Term SOFR + 4.00%) 4/23/31	497,487	498,214
•Ensemble RCM LLC 7.31% (3 mo. USD Term SOFR + 3.00%) 8/1/29	99,495	99,706
•EP Purchaser LLC 7.78% (1 mo. USD Term SOFR + 3.50%) 11/6/28	19,820	18,597
•Esdec Solar Group BV 9.26% (3 mo. USD Term SOFR + 5.00%) 8/30/28	738,464	384,001
•Fertitta Entertainment LLC 7.41% (1 mo. USD Term SOFR + 3.25%) 1/27/29	1,740,979	1,737,915
•Fiesta Purchaser, Inc. 6.91% (1 mo. USD Term SOFR + 2.75%) 2/12/31	497,497	496,203
•Filtration Group Corp. 6.91% (1 mo. USD Term SOFR + 2.75%) 10/21/28	249,354	250,289
•Flutter Financing BV
5.75% (3 mo. USD Term SOFR + 1.75%) 11/30/30	497,468	495,354
6.00% (3 mo. USD Term SOFR + 2.00%) 6/4/32	64,838	64,712
•Flynn Restaurant Group LP 7.91% (1 mo. USD Term SOFR + 3.75%) 1/28/32	497,458	497,926
•Focus Financial Partners LLC 6.91% (1 mo. USD Term SOFR + 2.75%) 9/15/31	34,912	34,916
•Foundation Building Materials Holding Co. LLC 8.31% (3 mo. USD Term SOFR + 4.00%) 1/29/31	512,437	513,077
•Froneri Lux Finco SARL 6.20% (6 mo. USD Term SOFR + 2.00%) 9/30/31	248,750	246,730
•Gen Digital, Inc. 5.91% (1 mo. USD Term SOFR + 1.75%) 9/12/29	496,119	494,571
•GEN II Fund Services LLC 6.75% (6 mo. USD Term SOFR + 2.75%) 11/26/31	248,750	248,646
•Genesee & Wyoming, Inc. 5.75% (3 mo. USD Term SOFR + 1.75%) 4/10/31	497,487	495,358
LVIP Fidelity Institutional AM® Total Bond Fund–23

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Genesys Cloud Services Holdings II LLC 6.66% (1 mo. USD Term SOFR + 2.50%) 1/30/32	35,000	$34,745
•GFL Environmental, Inc. 6.67% (3 mo. USD Term SOFR + 2.50%) 3/3/32	500,000	499,345
•Global Medical Response, Inc. 7.63% (1 mo. USD Term SOFR + 3.50%) 10/1/32	120,000	120,006
•Gloves Buyer, Inc. 8.16% (1 mo. USD Term SOFR + 4.00%) 5/21/32	500,000	484,500
•Go Daddy Operating Co. LLC 5.91% (1 mo. USD Term SOFR + 1.75%) 11/9/29	248,744	248,378
•Golden State Foods LLC 8.58% (1 mo. USD Term SOFR + 4.00%) 12/4/31	115,000	115,117
•Great Outdoors Group LLC 7.41% (1 mo. USD Term SOFR + 3.25%) 1/23/32	2,984,962	2,981,231
•GTCR Everest Borrower LLC 6.75% (3 mo. USD Term SOFR + 2.75%) 9/5/31	552,362	552,318
•GVC Holdings Gibraltar Ltd. 6.37% (3 mo. USD Term SOFR + 2.25%) 7/31/32	30,000	29,941
•Hamilton Projects Acquiror LLC 6.66% (1 mo. USD Term SOFR + 2.50%) 5/30/31	73,351	73,503
Hanger, Inc.
✠•0.00% 10/23/31	28,506	28,549
•7.66% (1 mo. USD Term SOFR + 3.50%) 10/23/31	220,929	221,261
•Heartland Dental LLC 7.91% (1 mo. USD Term SOFR + 3.75%) 8/25/32	64,838	64,692
•Help At Home, Inc. 9.16% (1 mo. USD Term SOFR + 5.00%) 9/24/31	597,030	536,020
•Herschend Entertainment Co. LLC 7.41% (1 mo. USD Term SOFR + 3.25%) 5/27/32	79,800	80,016
•Hexion Holdings Corp.
8.14% (1 mo. USD Term SOFR + 4.00%) 3/15/29	1,044,724	1,042,676
11.70% (1 mo. USD Term SOFR + 7.44%) 3/15/30	75,000	73,913
•HighTower Holdings LLC 7.07% (3 mo. USD Term SOFR + 2.75%) 2/3/32	498,750	497,817
•Hilton Grand Vacations Borrower LLC 6.16% (1 mo. USD Term SOFR + 2.00%) 8/2/28	749,088	747,875
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Horizon U.S. Finco LP 8.81% (3 mo. USD Term SOFR + 4.50%) 10/31/31	392,908	$384,559
•HUB International Ltd. 6.58% (3 mo. USD Term SOFR + 2.25%) 6/20/30	851,062	852,100
•INEOS Quattro Holdings U.K. Ltd. 8.51% (1 mo. USD Term SOFR + 4.25%) 4/2/29	736,867	663,792
•IVC Acquisition Ltd. 7.75% (3 mo. USD Term SOFR + 3.75%) 12/12/28	497,475	499,445
•J&J Ventures Gaming LLC 7.66% (1 mo. USD Term SOFR + 3.50%) 4/26/30	497,500	491,903
•Jane Street Group LLC 6.20% (3 mo. USD Term SOFR + 2.00%) 12/15/31	566,555	561,835
•Jazz Financing Lux SARL 6.41% (1 mo. USD Term SOFR + 2.25%) 5/5/28	495,992	496,230
Kaman Corp.
✠•0.00% 2/26/32	64,655	64,407
•6.66% (3 mo. USD Term SOFR + 2.50%) 2/26/32	680,218	677,606
•Kaseya, Inc. 7.41% (1 mo. USD Term SOFR + 3.25%) 3/20/32	1,268,687	1,269,842
•Kingpin Intermediate Holdings LLC 7.39% (1 mo. USD Term SOFR + 3.25%) 9/22/32	175,000	169,860
•KnowBe4, Inc. 8.06% (3 mo. USD Term SOFR + 3.75%) 7/23/32	130,000	130,000
•Kodiak Building Partners, Inc. 7.75% (3 mo. USD Term SOFR + 3.75%) 12/4/31	313,678	311,849
•Kronos Acquisition Holdings, Inc. 8.00% (3 mo. USD Term SOFR + 4.00%) 7/8/31	497,487	364,564
•KUEHG Corp. 6.75% (3 mo. USD Term SOFR + 2.75%) 6/12/30	248,750	248,491
•LBM Acquisition LLC
7.99% (1 mo. USD Term SOFR + 3.75%) 6/6/31	298,489	290,788
9.14% (1 mo. USD Term SOFR + 5.00%) 6/6/31	218,938	217,882
•Level 3 Financing, Inc. 7.42% (1 mo. USD Term SOFR + 3.25%) 3/29/32	20,000	20,000
•Life Time Fitness, Inc. 6.25% (1 mo. USD Term SOFR + 2.00%) 11/5/31	500,000	499,165
LVIP Fidelity Institutional AM® Total Bond Fund–24

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Lonza Group AG 8.03% (3 mo. USD Term SOFR + 3.93%) 7/3/28	806,504	$725,959
•Lumen Technologies, Inc.
6.63% (1 mo. USD Term SOFR + 2.35%) 4/16/29	1,761,001	1,748,040
6.63% (1 mo. USD Term SOFR + 2.35%) 4/15/30	119,390	118,511
•M2S Group Intermediate Holdings, Inc. 9.06% (3 mo. USD Term SOFR + 4.75%) 8/25/31	815,000	806,442
•Madison IAQ LLC 6.70% (6 mo. USD Term SOFR + 2.50%) 6/21/28	746,114	746,241
•MajorDrive Holdings IV LLC 8.26% (3 mo. USD Term SOFR + 4.00%) 6/1/28	139,117	135,446
•MED ParentCo LP 7.41% (1 mo. USD Term SOFR + 3.25%) 4/15/31	164,588	164,815
•Medline Borrower LP 6.16% (1 mo. USD Term SOFR + 2.00%) 10/23/28	1,211,889	1,211,816
•MH Sub I LLC 8.41% (1 mo. USD Term SOFR + 4.25%) 12/31/31	1,243,734	1,142,681
•MKS Instruments, Inc. 6.17% (1 mo. USD Term SOFR + 2.00%) 8/17/29	456,233	455,758
•Modena Buyer LLC 8.81% (3 mo. USD Term SOFR + 4.50%) 7/1/31	748,116	737,964
•ModivCare, Inc. 12.75% (3 mo. USD Term SOFR + 8.75%) 7/1/31	99,749	44,887
MRP Buyer LLC
✠0.00% 6/4/32	11,290	11,089
•7.25% (3 mo. USD Term SOFR + 3.25%) 6/4/32	88,710	87,130
•Natgasoline LLC 9.50% (3 mo. USD Term SOFR + 5.50%) 3/29/30	1,036,875	1,046,383
•Neptune Bidco U.S., Inc.
9.18% (3 mo. USD Term SOFR + 4.75%) 4/11/29	1,246,811	1,184,471
9.43% (3 mo. USD Term SOFR + 5.00%) 4/11/29	249,362	237,114
•New Arclin U.S. Holding Corp. 7.76% (1 mo. USD Term SOFR + 3.50%) 9/30/28	497,419	497,638
•New Fortress Energy, Inc. 9.57% (3 mo. USD Term SOFR + 5.50%) 10/30/28	2,443,074	1,174,899
•Nexstar Broadcasting, Inc. 6.66% (1 mo. USD Term SOFR + 2.50%) 6/28/32	209,475	209,138
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Nexus Buyer LLC
7.66% (1 mo. USD Term SOFR + 3.50%) 7/31/31	746,250	$744,116
9.91% (1 mo. USD Term SOFR + 5.75%) 2/16/32	95,000	94,786
•Nielsen Consumer, Inc. 6.66% (1 mo. USD Term SOFR + 2.50%) 10/31/30	248,752	247,819
•Nourish Buyer I, Inc. 8.82% (3 mo. USD Term SOFR + 4.50%) 7/9/32	410,000	409,488
•NRG Energy, Inc. 6.06% (3 mo. USD Term SOFR + 1.75%) 4/16/31	159,595	159,545
•Nuvei Technologies Corp. 6.91% (1 mo. USD Term SOFR + 2.75%) 11/17/31	497,503	497,259
•Olaplex, Inc. 7.80% (3 mo. USD Term SOFR + 3.50%) 2/23/29	45,000	43,718
•Open Text Corp. 5.91% (1 mo. USD Term SOFR + 1.75%) 1/31/30	495,916	495,261
•Optiv Security, Inc. 9.56% (3 mo. USD Term SOFR + 5.25%) 7/31/26	497,462	388,020
•Organon & Co. 6.41% (1 mo. USD Term SOFR + 2.25%) 5/19/31	500,000	486,875
∞Orion U.S. Finco, Inc. 0.00% 10/8/32	100,000	100,500
•Osmose Utilities Services, Inc. 7.53% (1 mo. USD Term SOFR + 3.25%) 6/23/28	144,662	136,797
•Par Petroleum LLC 8.03% (3 mo. USD Term SOFR + 3.75%) 2/28/30	497,455	496,211
•Park River Holdings, Inc. 8.49% (3 mo. USD Term SOFR + 4.50%) 3/15/31	130,000	129,968
∞Peer Holding III BV 0.00% 9/29/32	85,000	85,000
•Peraton Corp. 8.01% (1 mo. USD Term SOFR + 3.75%) 2/1/28	994,677	837,150
Pinnacle Buyer LLC
✠0.00% 9/10/32	26,613	26,646
•6.49% (3 mo. USD Term SOFR + 2.50%) 9/10/32	138,387	138,560
•Polaris Newco LLC
8.32% (3 mo. USD Term SOFR + 3.75%) 6/2/28	1,636,425	1,575,288
13.30% (3 mo. USD Term SOFR + 9.00%) 6/4/29	150,000	142,500
•Primo Brands Corp. 6.25% (3 mo. USD Term SOFR + 2.25%) 3/31/28	497,494	497,225
LVIP Fidelity Institutional AM® Total Bond Fund–25

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Priority Holdings LLC 7.91% (3 mo. Prime Rate + 2.75%) 7/30/32	110,000	$110,103
•Project Alpha Intermediate Holding, Inc. 7.25% (3 mo. USD Term SOFR + 3.25%) 10/26/30	746,231	747,925
•Project Boost Purchaser LLC 7.07% (3 mo. USD Term SOFR + 2.75%) 7/16/31	497,500	495,948
•Proofpoint, Inc. 7.16% (1 mo. USD Term SOFR + 3.00%) 8/31/28	746,212	748,160
∞Qnity Electronics, Inc. 0.00% 8/12/32	260,000	259,675
•QuidelOrtho Corp. 8.00% (3 mo. USD Term SOFR + 4.00%) 8/20/32	435,000	432,464
•Quikrete Holdings, Inc. 6.41% (1 mo. USD Term SOFR + 2.25%) 2/10/32	746,250	745,743
•Radiology Partners, Inc. 8.50% (3 mo. USD Term SOFR + 4.50%) 6/30/32	45,000	44,850
•Rand Parent LLC 7.00% (3 mo. USD Term SOFR + 3.00%) 3/18/30	84,786	84,347
•Recess Holdings, Inc. 8.07% (3 mo. USD Term SOFR + 3.75%) 2/20/30	248,747	249,458
•Red Planet Borrower LLC 8.16% (1 mo. USD Term SOFR + 4.00%) 9/8/32	330,000	320,678
•Renaissance Holdings Corp. 8.16% (1 mo. USD Term SOFR + 4.00%) 4/5/30	746,203	644,376
•Restoration Hardware, Inc. 7.51% (1 mo. USD Term SOFR + 3.25%) 10/20/28	497,436	486,244
•Roper Industrial Products Investment Co. LLC 6.75% (3 mo. USD Term SOFR + 2.75%) 11/22/29	134,323	134,436
•RVR Dealership Holdings LLC 8.01% (1 mo. USD Term SOFR + 3.75%) 2/8/28	497,416	468,123
•Ryan Specialty Group LLC 6.16% (1 mo. USD Term SOFR + 2.00%) 9/15/31	248,747	248,670
•Sandisk Corp. 7.14% (1 mo. USD Term SOFR + 3.00%) 2/20/32	375,000	375,236
•Sedgwick Claims Management Services, Inc. 6.66% (1 mo. USD Term SOFR + 2.50%) 7/31/31	497,497	496,721
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•SGH2 LLC 8.51% (3 mo. USD Term SOFR + 4.50%) 8/18/32	95,000	$95,000
•Shift4 Payments LLC 6.50% (3 mo. USD Term SOFR + 2.50%) 6/30/32	35,000	35,248
∞Solstice Advanced Materials, Inc. 0.00% 9/17/32	115,000	115,072
•Somnigroup International, Inc. 6.37% (1 mo. USD Term SOFR + 2.25%) 10/24/31	435,000	437,175
•Sotera Health Holdings LLC 6.66% (1 mo. USD Term SOFR + 2.50%) 5/30/31	236,887	236,986
•Sovos Compliance LLC 7.41% (1 mo. USD Term SOFR + 3.25%) 8/13/29	249,373	249,600
•Spa Holdings 3 OYJ 8.51% (3 mo. USD Term SOFR + 4.25%) 5/23/30	159,925	159,725
•Spin Holdco, Inc. 8.39% (3 mo. USD Term SOFR + 4.00%) 3/4/28	1,816,027	1,514,440
Splat Super Holdco LLC
✠0.00% 7/2/32	49,109	48,225
•9.16% (1 mo. USD Term SOFR + 5.00%) 7/2/32	260,891	256,195
•Staples, Inc. 10.05% (3 mo. USD Term SOFR + 5.75%) 9/4/29	761,231	720,208
•Station Casinos LLC 6.16% (1 mo. USD Term SOFR + 2.00%) 3/14/31	497,475	497,296
•Sweetwater Borrower LLC 8.53% (1 mo. USD Term SOFR + 4.25%) 8/7/28	487,725	488,642
•Talen Energy Supply LLC 6.73% (3 mo. USD Term SOFR + 2.50%) 12/15/31	248,747	248,799
•Team Health Holdings, Inc. 8.80% (3 mo. USD Term SOFR + 4.50%) 6/30/28	69,825	69,636
•TGP Holdings III LLC 7.51% (1 mo. USD Term SOFR + 3.25%) 6/29/28	314,916	293,430
•Tiger Acquisition LLC 6.64% (1 mo. USD Term SOFR + 2.50%) 8/23/32	145,000	144,391
•TK Elevator Midco GmbH 7.20% (6 mo. USD Term SOFR + 3.00%) 4/30/30	497,503	498,588
•TKO Worldwide Holdings LLC 6.04% (3 mo. USD Term SOFR + 2.00%) 11/21/31	114,713	114,838
•Tory Burch LLC 7.53% (1 mo. USD Term SOFR + 3.25%) 4/16/28	497,403	489,230
LVIP Fidelity Institutional AM® Total Bond Fund–26

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•TPC Group, Inc. 9.77% (3 mo. USD Term SOFR + 5.75%) 12/16/31	213,838	$205,552
•TransDigm, Inc.
6.50% (3 mo. USD Term SOFR + 2.50%) 2/28/31	744,965	744,481
6.50% (1 mo. USD Term SOFR + 2.34%) 8/19/32	380,000	379,514
•Truist Insurance Holdings LLC 6.75% (3 mo. USD Term SOFR + 2.75%) 5/6/31	350,000	349,454
•TTM Technologies, Inc. 6.53% (1 mo. USD Term SOFR + 2.25%) 5/30/30	249,370	249,994
•UKG, Inc. 6.81% (3 mo. USD Term SOFR + 2.50%) 2/10/31	1,246,851	1,245,243
•United FP Holdings LLC
8.57% (3 mo. USD Term SOFR + 4.00%) 12/30/26	1,006,753	965,647
13.07% (3 mo. USD Term SOFR + 8.50%) 12/30/27	50,000	40,063
•Univision Communications, Inc. 8.25% (3 mo. USD Term SOFR + 4.25%) 6/24/29	746,144	745,756
•USI, Inc. 6.25% (3 mo. USD Term SOFR + 2.25%) 9/29/30	497,487	496,691
Van Pool Transportation LLC
✠0.00% 8/6/30	11,446	11,474
•7.25% (3 mo. USD Term SOFR + 3.25%) 8/6/30	83,554	83,763
•Varsity Brands, Inc. 7.03% (3 mo. USD Term SOFR + 3.00%) 8/26/31	497,500	497,251
•Venture Global Plaquemines LNG LLC
6.38% (1 mo. USD Term SOFR + 2.23%) 5/25/29	46,139	46,139
6.39% (1 mo. USD Term SOFR + 2.23%) 5/25/29	368,861	368,861
•Vertiv Group Corp. 6.03% (1 mo. USD Term SOFR + 1.75%) 8/12/32	497,497	497,960
•VFH Parent LLC 6.66% (1 mo. USD Term SOFR + 2.50%) 6/21/31	170,000	170,000
•Virgin Media Bristol LLC 7.37% (6 mo. USD Term SOFR + 3.18%) 3/31/31	500,000	492,550
•Vista Management Holding, Inc. 7.74% (3 mo. USD Term SOFR + 3.75%) 4/1/31	247,500	248,841
•Vistra Operations Co. LLC 5.91% (1 mo. USD Term SOFR + 1.75%) 12/20/30	497,468	497,861
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•W.R. Grace & Co.-Conn. 7.00% (3 mo. USD Term SOFR + 3.00%) 8/19/32	140,000	$140,234
•Wash Multifamily Parent, Inc. 7.33% (1 mo. USD Term SOFR + 3.25%) 9/10/32	110,000	110,366
•WaterBridge Midstream Operating LLC
8.17% (1 mo. USD Term SOFR + 4.00%) 5/10/29	54,786	54,816
9.03% (1 mo. USD Term SOFR + 4.75%) 6/27/29	497,487	497,612
•Weber-Stephen Products LLC
7.53% (1 mo. USD Term SOFR + 3.25%) 10/30/27	958,825	948,039
7.74% (3 mo. USD Term SOFR + 3.75%) 10/1/32	625,000	617,969
•WEC U.S. Holdings Ltd. 6.53% (1 mo. USD Term SOFR + 2.25%) 1/27/31	498,741	498,875
•WH Borrower LLC 8.95% (3 mo. USD Term SOFR + 4.75%) 2/20/32	1,157,100	1,156,915
•Whatabrands LLC 6.66% (1 mo. USD Term SOFR + 2.50%) 8/3/28	497,494	497,747
•White Cap Buyer LLC 7.42% (1 mo. USD Term SOFR + 3.25%) 10/19/29	334,158	334,088
•WIN Waste Innovations Holdings, Inc. 7.03% (1 mo. USD Term SOFR + 2.75%) 3/24/28	451,225	450,382
•Windsor Holdings III LLC 6.92% (1 mo. USD Term SOFR + 2.75%) 8/1/30	497,494	497,494
•Windstream Services LLC 8.11% (1 mo. USD Term SOFR + 4.00%) 10/6/32	480,000	475,200
X Corp.
9.50% 10/26/29	1,510,000	1,513,564
•10.96% (3 mo. USD Term SOFR + 6.50%) 10/26/29	194,117	190,262
X.AI Corp.
•11.12% (6 mo. USD Term SOFR + 7.25%) 6/28/30	354,225	342,270
12.50% 6/28/30	35,000	36,206
•Zelis Payments Buyer, Inc. 6.91% (1 mo. USD Term SOFR + 2.75%) 9/28/29	497,475	496,022
Total Loan Agreements (Cost $119,694,096)		119,737,422
NON-AGENCY ASSET-BACKED SECURITIES–8.06%
Affirm Asset Securitization Trust Series 2025-X1 Class B 5.19% 4/15/30	1,000,000	1,003,783
LVIP Fidelity Institutional AM® Total Bond Fund–27

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•AIMCO CLO 10 Ltd. Series 2019-10A Class ARR 5.74% (3 mo. USD Term SOFR + 1.41%) 7/22/37	10,000,000	$10,045,850
•Allegro CLO XIII Ltd. Series 2021-1A Class A1R 5.66% (3 mo. USD Term SOFR + 1.34%) 7/20/38	511,000	512,295
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2 4.70% 9/22/31	1,700,000	1,715,602
•ARES LIV CLO Ltd. Series 2019-54A Class AR2 5.62% (3 mo. USD Term SOFR + 1.31%) 7/15/38	953,000	957,276
•ARES XXXIV CLO Ltd. Series 2015-2A Class A1R4 5.53% (3 mo. USD Term SOFR + 1.29%) 7/17/38	1,870,000	1,877,299
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A 4.80% 8/20/29	445,000	450,751
•Bain Capital Credit CLO Ltd. Series 2023-2A Class A1R 5.55% (3 mo. USD Term SOFR + 1.32%) 7/18/38	1,402,000	1,406,774
•BCRED BSL Static CLO Ltd. Series 2025-1A Class AR 5.54% (3 mo. USD Term SOFR + 1.25%) 7/24/35	1,304,000	1,301,289
•Beechwood Park CLO Ltd. Series 2019-1A Class A1R 5.62% (3 mo. USD Term SOFR + 1.30%) 1/17/35	10,000,000	10,018,600
•^Benefit Street Partners CLO 43 Ltd. Series 2025-43A Class A 0.00% (1.27% minus 3 mo. USD Term SOFR) 10/20/38	1,306,000	1,306,563
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	1,942,182	1,834,724
BofA Auto Trust Series 2025-1A Class A3 4.35% 11/20/29	300,000	301,917
•Cedar Funding XV CLO Ltd. Series 2022-15A Class A 5.65% (3 mo. USD Term SOFR + 1.32%) 4/20/35	4,500,000	4,499,982
CIFC Funding Ltd.
•Series 2019-5A Class A1R2 5.36% (3 mo. USD Term SOFR + 1.27%) 10/15/38	1,242,000	1,244,944
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CIFC Funding Ltd. (continued)
•^Series 2025-6A Class A1 0.00% (1.25% minus 3 mo. USD Term SOFR) 10/23/38	820,000	$820,358
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A Class A2 6.00% 5/20/55	173,000	177,295
DB Master Finance LLC
Series 2017-1A Class A2II 4.03% 11/20/47	4,625,000	4,572,087
Series 2019-1A Class A2II 4.02% 5/20/49	3,200,700	3,189,235
Series 2021-1A Class A23 2.79% 11/20/51	3,760,488	3,337,467
Dell Equipment Finance Trust Series 2023-3 Class A3 5.93% 4/23/29	1,742,080	1,753,592
Domino's Pizza Master Issuer LLC
Series 2017-1A Class A23 4.12% 7/25/47	4,700,000	4,668,759
Series 2021-1A Class A2I 2.66% 4/25/51	14,587,500	13,790,401
Series 2021-1A Class A2II 3.15% 4/25/51	889,838	813,495
•Dryden 108 CLO Ltd. Series 2022-108A Class A1R 5.69% (3 mo. USD Term SOFR + 1.36%) 7/18/37	500,000	501,763
•Eaton Vance CLO Ltd.
Series 2020-1A Class ARR 5.71% (3 mo. USD Term SOFR + 1.39%) 10/15/37	411,000	411,973
Series 2020-2A Class AR2 5.70% (3 mo. USD Term SOFR + 1.38%) 10/15/37	2,750,000	2,756,110
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3 4.43% 8/15/30	140,000	140,898
•^Flatiron CLO 20 Ltd. Series 2020-1A Class A1R2 0.00% (1.24% minus 3 mo. USD Term SOFR) 11/20/38	1,868,000	1,868,000
•Flatiron CLO 32 Ltd. Series 2025-32A Class A1 5.61% (3 mo. USD Term SOFR + 1.29%) 10/22/38	1,242,000	1,247,370
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2 4.93% 6/25/60	399,102	400,615
Jersey Mike's Funding LLC Series 2025-1A Class A2 5.61% 8/16/55	780,000	796,450
LVIP Fidelity Institutional AM® Total Bond Fund–28

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Madison Park Funding LXVII Ltd. Series 2024-67A Class A1 5.83% (3 mo. USD Term SOFR + 1.51%) 4/25/37	4,000,000	$4,014,048
•Madison Park Funding XLVIII Ltd. Series 2021-48A Class A 5.74% (3 mo. USD Term SOFR + 1.41%) 4/19/33	9,001,405	9,014,646
•Magnetite XXIX Ltd. Series 2021-29A Class AR 5.67% (3 mo. USD Term SOFR + 1.35%) 7/15/37	6,500,000	6,519,786
•Magnetite XXXVI Ltd. Series 2023-36A Class AR 5.64% (3 mo. USD Term SOFR + 1.32%) 7/25/38	1,270,000	1,274,474
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C 7.83% 8/20/55	100,000	101,486
Navigator Aviation Ltd. Series 2025-1 Class A 5.11% 10/15/50	1,890,000	1,896,033
OCP CLO Ltd.
•Series 2018-15A Class AR 5.58% (3 mo. USD Term SOFR + 1.25%) 1/20/38	819,000	820,209
•^Series 2020-8RA Class AR2 0.00% (1.22% minus 3 mo. USD Term SOFR) 10/17/38	1,214,000	1,214,000
•Series 2025-44A Class A 5.56% (3 mo. USD Term SOFR + 1.30%) 10/24/38	1,317,000	1,319,379
•OHA Credit Funding 6 Ltd. Series 2020-6A Class AR2 5.66% (3 mo. USD Term SOFR + 1.33%) 10/20/37	1,450,000	1,453,283
•OHA Credit Partners VII Ltd. Series 2012-7A Class AR4 5.34% (3 mo. USD Term SOFR + 1.14%) 2/20/38	10,000,000	9,994,980
Onemain Financial Issuance Trust Series 2025-1A Class A 4.82% 7/14/38	1,500,000	1,515,293
Oportun Issuance Trust
Series 2025-B Class A 4.88% 5/9/33	300,000	301,972
Series 2025-C Class A 4.49% 7/8/33	1,100,000	1,104,305
•Palmer Square CLO Ltd. Series 2025-2A Class A1 5.67% (3 mo. USD Term SOFR + 1.35%) 7/20/38	2,355,000	2,367,018
•Palmer Square Loan Funding Ltd. Series 2025-2A Class A1 5.23% (3 mo. USD Term SOFR + 0.94%) 7/15/33	1,257,000	1,256,886
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Peace Park CLO Ltd. Series 2021-1A Class AR 5.41% (3 mo. USD Term SOFR + 1.25%) 10/20/38	8,656,000	$8,681,535
PK Alift Loan Funding 7 LP Series 2025-2 Class A 4.75% 3/15/43	1,415,000	1,415,191
RCKT Trust Series 2025-1A Class A 4.90% 7/25/34	330,601	331,353
Reach ABS Trust Series 2025-2A Class A 4.93% 8/18/32	537,461	539,594
•RR 34 Ltd. Series 2024-34RA Class A1R 5.67% (3 mo. USD Term SOFR + 1.35%) 10/15/39	250,000	250,843
•Sixth Street CLO XIX Ltd. Series 2021-19A Class A1R 5.56% (3 mo. USD Term SOFR + 1.28%) 7/17/38	810,000	812,058
•Sixth Street CLO XVIII Ltd. Series 2021-18A Class A1R 5.46% (3 mo. USD Term SOFR + 1.25%) 10/17/38	1,240,000	1,242,590
•Sixth Street CLO XX Ltd. Series 2021-20A Class A1R 5.58% (3 mo. USD Term SOFR + 1.32%) 7/17/38	1,030,000	1,033,370
Slam Ltd. Series 2025-1A Class A 5.81% 5/15/50	877,035	899,481
Subway Funding LLC
Series 2024-1A Class A23 6.51% 7/30/54	4,962,500	5,179,994
Series 2024-1A Class A2I 6.03% 7/30/54	2,898,100	2,938,109
Series 2024-1A Class A2II 6.27% 7/30/54	4,962,500	5,090,147
Series 2024-3A Class A23 5.91% 7/30/54	4,962,500	4,942,877
•Symphony CLO 43 Ltd. Series 2024-43A Class A1 5.84% (3 mo. USD Term SOFR + 1.52%) 4/15/37	6,800,000	6,824,215
•Symphony CLO XXVI Ltd. Series 2021-26A Class AR 5.67% (3 mo. USD Term SOFR + 1.34%) 4/20/33	7,680,417	7,682,253
Taco Bell Funding LLC Series 2025-1A Class A2I 4.82% 8/25/55	1,780,000	1,783,718
UPX HIL Issuer Trust Series 2025-1 Class B 6.07% 1/25/47	200,000	201,428
VB-S1 Issuer LLC
Series 2024-1A Class D 6.64% 5/15/54	200,000	202,314
LVIP Fidelity Institutional AM® Total Bond Fund–29

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
VB-S1 Issuer LLC (continued)
Series 2024-1A Class F 8.87% 5/15/54	300,000	$311,033
Verdant Receivables LLC Series 2025-1A Class A2 4.85% 3/13/28	565,000	568,028
Willis Engine Structured Trust VIII Series 2025-A Class A 5.58% 6/15/50	1,050,880	1,064,201
Total Non-Agency Asset-Backed Securities (Cost $175,644,809)		175,885,647
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.54%
•Bravo Residential Funding Trust Series 2025-NQM5 Class A1 5.50% 2/25/65	734,517	741,220
•CIM Trust Series 2021-R3 Class A1A 1.95% 6/25/57	1,607,338	1,489,912
•Cross Mortgage Trust Series 2025-H4 Class A1 5.60% 6/25/70	857,055	865,246
•CSMC Trust Series 2021-RPL7 Class A1 4.21% 7/27/61	1,897,286	1,899,240
•GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1 3.75% 7/25/61	1,985,124	1,941,861
•JP Morgan Mortgage Trust Series 2025-NQM2 Class A1 5.57% 9/25/65	289,102	292,021
•Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1 5.53% 5/25/70	494,989	499,973
•NYMT Loan Trust Series 2025-CP1 Class A1 3.75% 11/25/69	587,551	563,269
φOBX Trust Series 2025-NQM10 Class A1 5.45% 5/25/65	581,414	586,556
φPRET Trust Series 2025-RPL3 Class A1 4.15% 4/25/65	388,026	376,631
φPRPM LLC
Series 2024-RPL1 Class A1 4.20% 12/25/64	166,768	164,547
Series 2024-RPL4 Class A1 4.00% 12/25/54	91,313	89,656
φRCO VIII Mortgage LLC Series 2025-3 Class A1 6.43% 5/25/30	431,860	432,840
φVerus Securitization Trust Series 2025-5 Class A1 5.43% 6/25/70	1,929,479	1,945,196
Total Non-Agency Collateralized Mortgage Obligations (Cost $11,744,650)		11,888,168
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.55%
•ALA Trust Series 2025-OANA Class A 5.89% (1 mo. USD Term SOFR + 1.74%) 6/15/40	940,000	$944,700
•ARES Trust Series 2025-IND3 Class D 6.70% (1 mo. USD Term SOFR + 2.55%) 4/15/42	140,000	140,087
•Bank Series 2018-BN10 Class C 4.16% 2/15/61	200,000	177,676
•Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C 4.98% 7/15/49	100,000	97,721
*•Bank5 Series 2025-5YR16 Class XB 0.55% 8/15/63	2,000,000	37,970
BBCMS Mortgage Trust
•Series 2024-C30 Class C 5.98% 11/15/57	100,000	100,272
•Series 2025-5C34 Class C 7.03% 5/15/58	275,000	288,252
•Series 2025-5C37 Class C 6.00% 9/15/58	144,000	145,671
Series 2025-C32 Class C 6.13% 2/15/62	125,000	126,098
•Series 2025-C35 Class C 6.32% 7/15/58	100,000	101,259
Benchmark Mortgage Trust
•Series 2022-B33 Class C 3.73% 3/15/55	200,000	158,581
Series 2025-B41 Class C 6.14% 7/15/68	100,000	101,807
•BFLD Commercial Mortgage Trust Series 2024-UNIV Class E 7.79% (1 mo. USD Term SOFR + 3.64%) 11/15/41	100,000	100,528
•BFLD Mortgage Trust Series 2024-WRHS Class E 7.84% (1 mo. USD Term SOFR + 3.69%) 8/15/26	185,399	184,936
BMO Mortgage Trust
*•Series 2025-5C11 Class XB 0.81% 7/15/58	4,000,000	108,204
*•Series 2025-5C12 Class XB 0.97% 10/15/58	2,300,000	83,138
•Series 2025-C12 Class C 6.61% 6/15/58	113,000	117,534
•Series 2025-C13 Class C 6.13% 10/15/58	100,000	100,092
•BMP Trust
Series 2024-MF23 Class B 5.79% (1 mo. USD Term SOFR + 1.64%) 6/15/41	1,113,000	1,115,435
LVIP Fidelity Institutional AM® Total Bond Fund–30

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BMP Trust (continued)
Series 2024-MF23 Class E 7.54% (1 mo. USD Term SOFR + 3.39%) 6/15/41	100,000	$100,000
•BPR Commercial Mortgage Trust
Series 2024-PARK Class A 5.39% 11/5/39	5,800,000	5,905,524
Series 2024-PARK Class D 7.23% 11/5/39	120,000	123,687
•BPR Trust Series 2023-BRK2 Class C 8.63% 10/5/38	275,000	289,560
•BX Commercial Mortgage Trust
Series 2020-VIV2 Class C 3.66% 3/9/44	3,211,000	2,973,877
Series 2020-VIVA Class D 3.67% 3/11/44	290,000	267,336
Series 2020-VIVA Class E 3.67% 3/11/44	235,000	211,192
Series 2021-ACNT Class B 5.51% (1 mo. USD Term SOFR + 1.36%) 11/15/38	207,523	207,328
Series 2021-CIP Class F 7.48% (1 mo. USD Term SOFR + 3.33%) 12/15/38	131,947	131,782
Series 2021-SOAR Class F 6.62% (1 mo. USD Term SOFR + 2.46%) 6/15/38	504,124	504,124
Series 2021-VOLT Class E 6.26% (1 mo. USD Term SOFR + 2.11%) 9/15/36	261,584	261,100
Series 2021-VOLT Class G 7.11% (1 mo. USD Term SOFR + 2.96%) 9/15/36	387,531	381,718
Series 2021-XL2 Class G 7.11% (1 mo. USD Term SOFR + 2.96%) 10/15/38	74,352	74,398
Series 2022-LP2 Class C 5.71% (1 mo. USD Term SOFR + 1.56%) 2/15/39	175,000	174,781
Series 2022-LP2 Class G 8.26% (1 mo. USD Term SOFR + 4.11%) 2/15/39	105,000	104,883
Series 2023-XL3 Class C 6.79% (1 mo. USD Term SOFR + 2.64%) 12/9/40	136,042	136,509
Series 2023-XL3 Class D 7.74% (1 mo. USD Term SOFR + 3.59%) 12/9/40	107,401	107,938
Series 2024-GPA3 Class A 5.44% (1 mo. USD Term SOFR + 1.29%) 12/15/39	2,967,446	2,972,989
Series 2024-KING Class E 7.84% (1 mo. USD Term SOFR + 3.69%) 5/15/34	345,452	346,963
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BX Commercial Mortgage Trust (continued)
Series 2024-MDHS Class A 5.79% (1 mo. USD Term SOFR + 1.64%) 5/15/41	208,354	$208,614
Series 2024-MF Class D 6.84% (1 mo. USD Term SOFR + 2.69%) 2/15/39	442,727	443,795
Series 2024-XL4 Class A 5.59% (1 mo. USD Term SOFR + 1.44%) 2/15/39	5,177,698	5,182,552
Series 2024-XL4 Class B 5.94% (1 mo. USD Term SOFR + 1.79%) 2/15/39	1,392,053	1,395,533
Series 2024-XL4 Class D 7.29% (1 mo. USD Term SOFR + 3.14%) 2/15/39	102,084	102,403
Series 2024-XL4 Class E 8.34% (1 mo. USD Term SOFR + 4.19%) 2/15/39	106,724	106,973
Series 2024-XL5 Class A 5.54% (1 mo. USD Term SOFR + 1.39%) 3/15/41	5,600,857	5,604,335
Series 2024-XL5 Class D 6.84% (1 mo. USD Term SOFR + 2.69%) 3/15/41	140,902	141,166
Series 2025-SPOT Class D 6.64% (1 mo. USD Term SOFR + 2.49%) 4/15/40	279,533	279,533
Series 2025-SPOT Class E 7.84% (1 mo. USD Term SOFR + 3.69%) 4/15/40	349,416	349,416
BX Trust
Series 2019-OC11 Class A 3.20% 12/9/41	530,000	500,374
•Series 2019-OC11 Class E 4.08% 12/9/41	525,000	480,418
•Series 2021-BXMF Class A 4.90% (1 mo. USD Term SOFR + 0.75%) 10/15/26	4,040,130	4,035,079
•Series 2021-LBA Class EV 6.27% (1 mo. USD Term SOFR + 2.11%) 2/15/36	197,702	197,208
•Series 2021-MFM1 Class F 7.26% (1 mo. USD Term SOFR + 3.11%) 1/15/34	238,000	237,958
•Series 2021-RISE Class G 7.21% (1 mo. USD Term SOFR + 3.06%) 11/15/36	116,021	116,130
•Series 2021-SDMF Class F 6.20% (1 mo. USD Term SOFR + 2.05%) 9/15/34	299,736	298,612
•Series 2022-VAMF Class E 6.85% (1 mo. USD Term SOFR + 2.70%) 1/15/39	104,000	103,611
LVIP Fidelity Institutional AM® Total Bond Fund–31

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
•Series 2022-VAMF Class F 7.45% (1 mo. USD Term SOFR + 3.30%) 1/15/39	250,000	$248,698
•Series 2024-CNYN Class A 5.59% (1 mo. USD Term SOFR + 1.44%) 4/15/41	1,014,209	1,015,476
•Series 2024-VLT4 Class E 7.04% (1 mo. USD Term SOFR + 2.89%) 6/15/41	275,000	275,344
•Series 2024-VLT4 Class F 8.09% (1 mo. USD Term SOFR + 3.94%) 6/15/41	500,000	502,158
•Series 2025-DIME Class A 5.30% (1 mo. USD Term SOFR + 1.15%) 2/15/35	1,313,000	1,310,127
•Series 2025-LUNR Class E 8.10% (1 mo. USD Term SOFR + 3.95%) 6/15/40	95,559	95,558
•Series 2025-OMG Class F 7.75% (1 mo. USD Term SOFR + 3.60%) 10/15/27	100,000	100,000
•Series 2025-ROIC Class A 5.29% (1 mo. USD Term SOFR + 1.14%) 3/15/30	3,693,594	3,685,510
•Series 2025-ROIC Class C 5.69% (1 mo. USD Term SOFR + 1.54%) 3/15/30	3,164,657	3,156,747
•Series 2025-ROIC Class E 7.09% (1 mo. USD Term SOFR + 2.94%) 3/15/30	124,514	124,203
•Series 2025-TAIL Class A 5.55% (1 mo. USD Term SOFR + 1.40%) 6/15/35	496,000	495,224
•Series 2025-TAIL Class D 6.60% (1 mo. USD Term SOFR + 2.45%) 6/15/35	128,000	128,197
•Series 2025-TAIL Class E 7.45% (1 mo. USD Term SOFR + 3.30%) 6/15/35	200,000	200,153
•Series 2025-VLT6 Class E 7.34% (1 mo. USD Term SOFR + 3.19%) 3/15/42	383,000	382,163
•Series 2025-VLT6 Class F 8.09% (1 mo. USD Term SOFR + 3.94%) 3/15/42	256,000	252,317
•Series 2025-VLT7 Class D 7.40% (1 mo. USD Term SOFR + 3.25%) 7/15/44	250,000	251,873
CENT Trust
•Series 2025-CITY Class A 5.09% 7/10/40	1,046,000	1,052,977
*Series 2025-CITY Class X 0.21% 7/10/40	10,300,000	74,904
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D 6.05% 10/12/40	127,000	$126,488
•COMM Mortgage Trust
Series 2015-DC1 Class B 4.04% 2/10/48	240,000	228,354
Series 2015-DC1 Class C 4.43% 2/10/48	250,000	224,394
Series 2015-LC19 Class C 4.20% 2/10/48	125,000	117,857
Series 2025-180W Class F 7.61% 8/10/42	100,000	97,098
•CONE Trust Series 2024-DFW1 Class E 8.04% (1 mo. USD Term SOFR + 3.89%) 8/15/41	377,000	377,484
DB-JPM Mortgage Trust Series 2020-C9 Class B 2.57% 8/15/53	100,000	85,013
•ELP Commercial Mortgage Trust
Series 2021-ELP Class E 6.38% (1 mo. USD Term SOFR + 2.23%) 11/15/38	109,091	109,023
Series 2021-ELP Class G 7.38% (1 mo. USD Term SOFR + 3.23%) 11/15/38	111,075	110,936
Series 2021-ELP Class J 7.88% (1 mo. USD Term SOFR + 3.73%) 11/15/38	99,174	99,173
•Extended Stay America Trust
Series 2021-ESH Class A 5.34% (1 mo. USD Term SOFR + 1.19%) 7/15/38	3,457,432	3,457,433
Series 2021-ESH Class F 7.96% (1 mo. USD Term SOFR + 3.81%) 7/15/38	210,819	210,819
Series 2025-ESH Class A 5.45% (1 mo. USD Term SOFR + 1.30%) 10/15/42	2,500,000	2,504,687
Series 2025-ESH Class B 5.75% (1 mo. USD Term SOFR + 1.60%) 10/15/42	445,000	445,834
Series 2025-ESH Class C 6.00% (1 mo. USD Term SOFR + 1.85%) 10/15/42	215,000	215,537
Series 2025-ESH Class E 7.50% (1 mo. USD Term SOFR + 3.35%) 10/15/42	100,000	100,250
Series 2025-ESH Class F 8.25% (1 mo. USD Term SOFR + 4.10%) 10/15/42	100,000	100,250
LVIP Fidelity Institutional AM® Total Bond Fund–32

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU Class G 9.80% (1 mo. USD Term SOFR + 5.65%) 12/15/39	131,000	$131,674
•GS Mortgage Securities Corp. Trust
Series 2023-SHIP Class E 7.68% 9/10/38	250,000	251,279
Series 2025-800D Class A 6.79% (1 mo. USD Term SOFR + 2.65%) 11/25/41	120,000	120,319
•GS Mortgage Securities Trust
Series 2019-GC38 Class B 4.31% 2/10/52	150,888	145,026
Series 2019-GC42 Class C 3.82% 9/10/52	155,000	133,092
Series 2019-GSA1 Class C 3.93% 11/10/52	125,000	113,843
•GSAT Trust Series 2025-BMF Class F 8.30% (1 mo. USD Term SOFR + 4.15%) 7/15/40	130,000	130,157
•HAVN Trust Series 2025-MOB Class A 6.00% (1 mo. USD Term SOFR + 1.70%) 10/15/27	270,000	270,052
•Hilton USA Trust Series 2016-HHV Class F 4.33% 11/5/38	350,000	340,087
•IP Mortgage Trust Series 2025-IP Class F 7.97% 6/10/42	200,000	201,949
•JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC Class E 6.97% (1 mo. USD Term SOFR + 2.81%) 4/15/38	170,000	170,213
Series 2021-MHC Class F 7.47% (1 mo. USD Term SOFR + 3.31%) 4/15/38	200,000	200,375
•JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D 3.70% 1/15/48	250,000	218,911
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4 3.06% 11/13/52	800,000	724,362
•KIND Trust
Series 2021-KIND Class D 6.57% (1 mo. USD Term SOFR + 2.41%) 8/15/38	223,167	220,936
Series 2021-KIND Class E 7.52% (1 mo. USD Term SOFR + 3.36%) 8/15/38	113,071	111,480
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•LBA Trust Series 2024-BOLT Class F 8.59% (1 mo. USD Term SOFR + 4.44%) 6/15/39	100,000	$98,495
•MHC Commercial Mortgage Trust
Series 2021-MHC Class A 5.07% (1 mo. USD Term SOFR + 0.92%) 4/15/38	37,018	37,018
Series 2021-MHC Class G 7.47% (1 mo. USD Term SOFR + 3.32%) 4/15/38	400,308	400,808
•MHC Trust Series 2021-MHC2 Class F 6.66% (1 mo. USD Term SOFR + 2.51%) 5/15/38	80,000	80,075
•MHP Commercial Mortgage Trust
Series 2025-MHIL2 Class A 5.65% (1 mo. USD Term SOFR + 1.50%) 9/15/40	1,134,000	1,134,706
Series 2025-MHIL2 Class D 6.80% (1 mo. USD Term SOFR + 2.65%) 9/15/40	100,000	100,062
Series 2025-MHIL2 Class E 7.65% (1 mo. USD Term SOFR + 3.50%) 9/15/40	100,000	100,063
•MHP Trust Series 2022-MHIL Class E 6.76% (1 mo. USD Term SOFR + 2.61%) 1/15/39	200,000	200,000
•Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35 Class C 6.35% 8/15/58	100,000	102,918
•Morgan Stanley Capital I Trust Series 2017-H1 Class C 4.28% 6/15/50	125,000	117,214
MSWF Commercial Mortgage Trust
•Series 2023-2 Class C 7.25% 12/15/56	310,000	324,562
Series 2023-2 Class D 4.00% 12/15/56	136,000	107,612
•Natixis Commercial Mortgage Securities Trust Series 2022-RRI Class C 7.25% (1 mo. USD Term SOFR + 3.10%) 3/15/35	89,844	89,844
•NCMF Trust Series 2025-MFS Class F 8.72% 6/10/33	100,000	101,834
Prima Capital CRE Securitization Ltd.
Series 2019-7A Class D 4.25% 12/25/50	100,000	94,571
Series 2019-RK1 Class BT 4.45% 4/15/38	100,000	94,420
•PRM Trust
Series 2025-PRM6 Class E 6.80% 7/5/33	100,000	99,863
LVIP Fidelity Institutional AM® Total Bond Fund–33

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•PRM Trust (continued)
Series 2025-PRM6 Class F 7.29% 7/5/33	100,000	$99,911
•PRM5 Trust Series 2025-PRM5 Class D 5.81% 3/10/33	150,000	149,374
ROCK Trust Series 2024-CNTR Class E 8.82% 11/13/41	250,000	261,474
•SCG Commercial Mortgage Trust
Series 2025-FLWR Class A 5.40% (1 mo. USD Term SOFR + 1.25%) 8/15/42	300,000	300,281
Series 2025-FLWR Class E 6.90% (1 mo. USD Term SOFR + 2.75%) 8/15/42	160,000	160,150
•SCG Trust
Series 2025-SNIP Class D 6.85% (1 mo. USD Term SOFR + 2.60%) 9/15/30	127,000	127,278
Series 2025-SNIP Class E 7.65% (1 mo. USD Term SOFR + 3.40%) 9/15/30	159,000	159,396
•SG Commercial Mortgage Securities Trust Series 2019-PREZ Class D 3.59% 9/15/39	135,000	116,639
•SHR Trust Series 2024-LXRY Class E 8.60% (1 mo. USD Term SOFR + 4.45%) 10/15/41	163,000	164,222
•SMRT Commercial Mortgage Trust Series 2022-MINI Class D 6.10% (1 mo. USD Term SOFR + 1.95%) 1/15/39	250,000	249,066
•SREIT Trust
Series 2021-MFP Class A 5.00% (1 mo. USD Term SOFR + 0.85%) 11/15/38	419,421	419,028
Series 2021-PALM Class G 7.88% (1 mo. USD Term SOFR + 3.73%) 10/15/34	100,000	99,577
•Starwood Mortgage Trust Series 2021-LIH Class E 7.17% (1 mo. USD Term SOFR + 3.02%) 11/15/36	100,000	99,875
•SWCH Commercial Mortgage Trust
Series 2025-DATA Class D 6.79% (1 mo. USD Term SOFR + 2.64%) 2/15/42	200,000	199,000
Series 2025-DATA Class F 8.39% (1 mo. USD Term SOFR + 4.24%) 2/15/42	250,000	248,750
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•TCO Commercial Mortgage Trust Series 2024-DPM Class A 5.39% (1 mo. USD Term SOFR + 1.24%) 12/15/39	4,870,000	$4,876,086
•VDCM Commercial Mortgage Trust
Series 2025-AZ Class C 6.03% 7/13/44	100,000	101,119
Series 2025-AZ Class D 6.43% 7/13/44	100,000	101,073
Series 2025-AZ Class E 7.93% 7/13/44	100,000	100,753
•VTR Commercial Mortgage Trust
Series 2025-STEM Class C 6.06% 10/13/41	100,000	100,114
Series 2025-STEM Class D 6.71% 10/13/41	100,000	100,112
Wells Fargo Commercial Mortgage Trust
•Series 2020-C57 Class C 4.16% 8/15/53	299,000	271,485
•Series 2024-1CHI Class E 7.83% 7/15/35	250,000	253,852
•Series 2024-5C2 Class C 6.53% 11/15/57	100,000	102,658
*•Series 2025-5C4 Class XA 1.35% 5/15/58	3,997,872	180,865
*•Series 2025-5C4 Class XB 0.74% 5/15/58	10,000,000	234,168
•Series 2025-B33RP Class E 7.65% (1 mo. USD Term SOFR + 3.50%) 8/15/42	160,000	159,998
•WHARF Commercial Mortgage Trust Series 2025-DC Class E 7.98% 7/15/40	100,000	102,408
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $77,155,101)		77,558,151
ΔSOVEREIGN BONDS–1.25%
Angola—0.02%
Angola Government International Bonds 9.38% 5/8/48	50,000	42,874
Angolan Government International Bonds
8.75% 4/14/32	200,000	190,745
9.50% 11/12/25	200,000	200,375
		433,994
Argentina—0.07%
φArgentina Government International Bonds 4.13% 7/9/35	871,767	452,883
Argentina Republic Government International Bonds
φ0.75% 7/9/30	851,326	571,666
1.00% 7/9/29	197,993	143,406
LVIP Fidelity Institutional AM® Total Bond Fund–34

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Argentina (continued)
Argentina Republic Government International Bonds (continued)
φ3.50% 7/9/41		350,000	$168,017
5.00% 1/9/38		450,000	252,675
			1,588,647
Armenia—0.01%
Republic of Armenia International Bonds 6.75% 3/12/35		250,000	255,251
			255,251
Australia—0.02%
Australia Government Bonds 1.25% 5/21/32	AUD	600,000	334,819
			334,819
Bahamas—0.01%
Bahamas Government International Bonds 8.25% 6/24/36		200,000	215,912
			215,912
Bahrain—0.00%
Bahrain Government International Bonds 5.63% 5/18/34		50,000	48,509
			48,509
Benin—0.01%
Benin Government International Bonds 7.96% 2/13/38		200,000	204,677
			204,677
Bermuda—0.01%
Bermuda Government International Bonds
3.38% 8/20/50		50,000	35,185
3.72% 1/25/27		200,000	197,532
			232,717
Brazil—0.03%
Brazil Government International Bonds
3.88% 6/12/30		200,000	191,600
7.13% 1/20/37		100,000	109,895
8.25% 1/20/34		250,000	291,725
			593,220
Canada—0.07%
Canada Government Bonds
1.50% 6/1/31	CAD	25,000	16,725
1.50% 12/1/31	CAD	2,370,000	1,571,332
2.00% 6/1/32	CAD	40,000	27,145
			1,615,202
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Chile—0.03%
Chile Government International Bonds
2.45% 1/31/31	300,000	$271,500
3.10% 1/22/61	150,000	92,678
4.00% 1/31/52	200,000	157,500
5.33% 1/5/54	200,000	193,730
		715,408
Colombia—0.09%
Colombia Government International Bonds
3.00% 1/30/30	350,000	315,490
5.00% 6/15/45	242,000	181,621
5.20% 5/15/49	200,000	150,070
8.00% 11/14/35	1,000,000	1,073,000
8.75% 11/14/53	200,000	219,330
		1,939,511
Costa Rica—0.01%
Costa Rica Government International Bonds 7.30% 11/13/54	200,000	218,868
		218,868
Dominican Republic—0.04%
Dominican Republic International Bonds
5.30% 1/21/41	100,000	90,300
5.95% 1/25/27	250,000	254,063
6.60% 6/1/36	150,000	156,975
7.05% 2/3/31	300,000	323,265
7.15% 2/24/55	150,000	159,330
		983,933
Ecuador—0.02%
Ecuador Government International Bonds
6.90% 7/31/30	250,000	225,625
6.90% 7/31/35	200,000	150,780
		376,405
Egypt—0.03%
Egypt Government International Bonds
7.50% 1/31/27	200,000	202,398
7.50% 2/16/61	150,000	117,585
7.63% 5/29/32	100,000	98,203
8.70% 3/1/49	300,000	266,295
		684,481
El Salvador—0.02%
El Salvador Government International Bonds
9.25% 4/17/30	200,000	218,000
9.65% 11/21/54	200,000	216,000
		434,000
LVIP Fidelity Institutional AM® Total Bond Fund–35

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Gabon—0.01%
Gabon Government International Bonds 6.63% 2/6/31		150,000	$120,630
			120,630
Georgia—0.01%
Georgia Government International Bonds 2.75% 4/22/26		200,000	195,717
			195,717
Germany—0.02%
Bundesrepublik Deutschland Bundesanleihe 2.50% 7/4/44	EUR	390,000	416,331
			416,331
Ghana—0.01%
φGhana Government International Bonds
5.00% 7/3/29		61,952	60,237
5.00% 7/3/35		89,088	74,975
			135,212
Guatemala—0.02%
Guatemala Government Bonds
5.38% 4/24/32		100,000	100,500
6.13% 6/1/50		50,000	48,237
6.25% 8/15/36		200,000	206,436
			355,173
Hungary—0.03%
Hungary Government International Bonds
2.13% 9/22/31		200,000	171,832
5.50% 6/16/34		100,000	101,625
6.75% 9/25/52		100,000	108,073
Magyar Export-Import Bank Zrt 6.13% 12/4/27		200,000	206,805
			588,335
Indonesia—0.04%
Indonesia Government International Bonds
4.10% 4/24/28		100,000	100,001
4.35% 1/11/48		100,000	86,395
5.95% 1/8/46		250,000	265,929
7.75% 1/17/38		200,000	246,724
8.50% 10/12/35		200,000	255,417
			954,466
Israel—0.01%
Israel Government International Bonds 5.75% 3/12/54		200,000	189,189
State of Israel 3.38% 1/15/50		150,000	99,507
			288,696
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ivory Coast—0.01%
Ivory Coast Government International Bonds 6.13% 6/15/33		300,000	$287,642
			287,642
Jamaica—0.00%
Jamaica Government International Bonds 7.88% 7/28/45		50,000	60,152
			60,152
Japan—0.01%
Japan Government Ten Year Bonds 0.90% 9/20/34	JPY	23,600,000	150,428
			150,428
Jordan—0.00%
Jordan Government International Bonds 7.38% 10/10/47		50,000	47,845
			47,845
Kenya—0.01%
Republic of Kenya Government International Bonds 9.75% 2/16/31		200,000	213,438
			213,438
Lebanon—0.00%
‡Lebanon Government International Bonds 6.38% 3/9/49		300,000	67,095
			67,095
Luxembourg—0.01%
Eagle Funding Luxco SARL 5.50% 8/17/30		210,000	213,058
			213,058
Mexico—0.06%
Mexico Government International Bonds
2.66% 5/24/31		200,000	177,680
3.50% 2/12/34		200,000	173,700
3.77% 5/24/61		200,000	125,790
6.35% 2/9/35		200,000	211,204
6.88% 5/13/37		250,000	269,625
7.38% 5/13/55		250,000	274,377
			1,232,376
Mongolia—0.01%
Mongolia Government International Bonds 7.88% 6/5/29		200,000	211,569
			211,569
LVIP Fidelity Institutional AM® Total Bond Fund–36

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Montenegro—0.01%
Montenegro Government International Bonds 7.25% 3/12/31	200,000	$213,284
		213,284
Morocco—0.01%
Morocco Government International Bonds 6.50% 9/8/33	200,000	219,712
		219,712
Nigeria—0.02%
Nigeria Government International Bonds
6.13% 9/28/28	400,000	392,017
7.88% 2/16/32	150,000	148,651
		540,668
Oman—0.02%
Oman Government International Bonds
6.25% 1/25/31	200,000	215,838
6.75% 1/17/48	125,000	137,204
		353,042
Pakistan—0.02%
Pakistan Government International Bonds
6.00% 4/8/26	200,000	199,163
7.38% 4/8/31	200,000	195,688
		394,851
Panama—0.02%
Panama Government International Bonds
3.87% 7/23/60	200,000	128,560
7.88% 3/1/57	200,000	224,950
		353,510
Paraguay—0.03%
Paraguay Government International Bonds
2.74% 1/29/33	200,000	176,558
6.00% 2/9/36	200,000	211,880
6.65% 3/4/55	200,000	212,590
		601,028
Peru—0.01%
Peru Government International Bonds
2.78% 1/23/31	150,000	138,120
3.30% 3/11/41	100,000	77,650
		215,770
Philippines—0.02%
Philippines Government International Bonds
5.50% 1/17/48	200,000	204,110
5.95% 10/13/47	200,000	214,843
		418,953
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland—0.03%
Bank Gospodarstwa Krajowego
5.38% 5/22/33		200,000	$206,411
6.25% 7/9/54		200,000	208,014
Republic of Poland Government International Bonds
5.50% 4/4/53		40,000	38,734
5.75% 11/16/32		100,000	107,141
			560,300
Qatar—0.03%
Qatar Government International Bonds
4.40% 4/16/50		300,000	268,128
4.63% 6/2/46		200,000	186,398
4.82% 3/14/49		250,000	238,110
			692,636
Romania—0.03%
Romania Government International Bonds
2.12% 7/16/31	EUR	25,000	25,077
3.63% 3/27/32		100,000	89,075
4.00% 2/14/51		85,000	56,660
5.75% 9/16/30		80,000	81,561
5.88% 7/11/32	EUR	150,000	180,334
6.38% 9/18/33	EUR	100,000	123,269
7.50% 2/10/37		150,000	160,986
			716,962
Rwanda—0.00%
Rwanda International Government Bonds 5.50% 8/9/31		100,000	89,680
			89,680
Saudi Arabia—0.02%
Saudi Government International Bonds
2.25% 2/2/33		200,000	171,266
3.45% 2/2/61		250,000	163,520
3.75% 1/21/55		100,000	72,102
4.50% 10/26/46		100,000	86,751
			493,639
Senegal—0.00%
Senegal Government International Bonds 6.25% 5/23/33		110,000	79,405
			79,405
Serbia—0.01%
Serbia International Bonds 6.00% 6/12/34		150,000	156,315
			156,315
South Africa—0.03%
Republic of South Africa Government International Bonds
4.85% 9/30/29		150,000	148,327
5.00% 10/12/46		150,000	112,256
LVIP Fidelity Institutional AM® Total Bond Fund–37

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
South Africa (continued)
Republic of South Africa Government International Bonds (continued)
5.75% 9/30/49	200,000	$159,938
7.10% 11/19/36	300,000	312,754
		733,275
Sri Lanka—0.02%
Sri Lanka Government International Bonds
φ3.10% 1/15/30	56,145	52,496
φ3.35% 3/15/33	110,128	94,071
φ3.60% 5/15/36	51,609	45,545
φ3.60% 2/15/38	103,261	91,778
4.00% 4/15/28	52,468	50,133
		334,023
Turkey—0.08%
Turkiye Government International Bonds
4.88% 4/16/43	200,000	148,268
5.75% 5/11/47	100,000	79,315
5.88% 6/26/31	100,000	98,460
7.63% 5/15/34	250,000	265,095
9.38% 3/14/29	300,000	334,734
9.38% 1/19/33	400,000	463,296
9.88% 1/15/28	200,000	219,492
Turkiye Ihracat Kredi Bankasi AS 6.88% 7/3/28	200,000	204,171
		1,812,831
Ukraine—0.02%
φUkraine Government International Bonds
0.00% 2/1/30	21,848	11,471
0.00% 2/1/34	81,644	33,856
0.00% 2/1/35	68,995	33,458
0.00% 2/1/36	57,496	27,893
4.50% 2/1/29	150,000	103,117
4.50% 2/1/34	179,987	101,326
4.50% 2/1/35	139,990	77,293
4.50% 2/1/36	79,994	43,539
7.75% 8/1/41	50,000	39,921
		471,874
United Arab Emirates—0.04%
Abu Dhabi Government International Bonds
3.13% 9/30/49	500,000	363,051
5.50% 4/30/54	200,000	209,274
Emirate of Dubai Government International Bonds 5.25% 1/30/43	200,000	198,363
		770,688
Uruguay—0.01%
Uruguay Government International Bonds
5.10% 6/18/50	150,000	141,825
5.75% 10/28/34	50,000	53,600
		195,425
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Uzbekistan—0.00%
Republic of Uzbekistan International Bonds 3.70% 11/25/30		100,000	$92,336
			92,336
Venezuela—0.01%
‡Venezuela Government International Bonds 9.25% 9/15/27		550,000	132,055
			132,055
Zambia—0.01%
Zambia Government International Bonds 0.50% 12/31/53		200,000	134,874
			134,874
Total Sovereign Bonds (Cost $26,398,080)			27,190,853
SUPRANATIONAL BANKS–0.11%
European Investment Bank
^0.00% 3/28/28	EUR	1,205,000	1,340,732
2.38% 5/15/30	EUR	210,000	245,685
2.88% 6/18/35	EUR	15,000	17,470
European Union
0.75% 4/4/31	EUR	72,000	76,575
2.50% 12/4/31	EUR	227,000	263,384
2.88% 4/4/28	EUR	349,000	416,402
Total Supranational Banks (Cost $2,320,031)			2,360,248
U.S. TREASURY OBLIGATIONS–39.20%
U.S. Treasury Bonds
2.25% 8/15/46		37,530,000	25,039,547
3.88% 2/15/43		28,715,000	26,062,228
4.50% 11/15/54		13,320,000	12,825,183
4.63% 11/15/44		32,220,000	31,920,454
4.63% 2/15/55		102,180,000	100,439,747
4.75% 2/15/45		81,910,000	82,421,937
4.75% 5/15/55		7,441,000	7,464,253
4.75% 8/15/55		8,400,000	8,428,875
5.00% 5/15/45		610,000	633,447
U.S. Treasury Inflation Indexed Bonds 2.38% 2/15/55		1,197,741	1,169,201
U.S. Treasury Notes
3.63% 8/31/30		20,700,000	20,593,266
3.75% 5/31/30		41,000	41,029
4.00% 2/28/30		38,410,000	38,855,616
4.00% 3/31/30		120,000,000	121,373,437
4.00% 1/31/31		1,015,000	1,025,586
4.00% 4/30/32		158,075,000	158,995,045
4.00% 6/30/32		16,500,000	16,585,078
4.00% 7/31/32		160,000	160,750
LVIP Fidelity Institutional AM® Total Bond Fund–38

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.00% 2/15/34	1,674,000	$1,669,619
4.13% 5/31/32	2,534,000	2,566,071
4.25% 5/15/35	41,735,000	42,119,744
4.25% 8/15/35	30,500,000	30,747,812
4.50% 12/31/31	20,340,000	21,045,544
4.63% 2/15/35	99,870,000	103,786,777
Total U.S. Treasury Obligations (Cost $861,205,752)		855,970,246

	Number of Shares
COMMON STOCK–0.05%
†Grupo Aeromexico SAB de CV	74,288	1,191,585
Total Common Stock (Cost $667,823)		1,191,585
PREFERRED STOCKS–0.03%
†=Acrisure Holdings, Inc. 0.00%	8,824	228,012
†Albemarle Corp. 7.25% 3/1/27	1,846	69,927
†Apollo Global Management, Inc. 6.75% 7/31/26	1,000	70,280
Strategy, Inc. 10.00% 12/31/49	3,100	244,001
Strategy, Inc. 10.00% 10/29/25	700	67,942
Total Preferred Stocks (Cost $684,154)		680,162
MONEY MARKET FUND–2.49%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	54,230,026	54,230,026
Total Money Market Fund (Cost $54,230,026)		54,230,026

Notional Amount
OPTIONS PURCHASED–0.02%
Over-The-Counter–0.02%
Put Swaptions–0.01%
10 Year Interest Rate Swap Strike price $3.84, expiration date 7/22/26, notional amount $570,000 JPM	570,000	10,932
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Swaptions (continued)
5 Year Interest Rate Swap Strike price $4.15, expiration date 7/30/30, notional amount $3,000,000 CBK	3,000,000	$98,557
10 Year Interest Rate Swap Strike price $3.80, expiration date 8/25/26, notional amount $3,160,000 GS	3,160,000	94,039
1 day USD SOFR Strike price $3.85, expiration date 9/16/30, notional amount $1,790,000 GS	1,790,000	55,631
		259,159
Call Swaptions–0.01%
10 Year Interest Rate Swap Strike price $3.84, expiration date 7/22/26, notional amount $570,000 JPM	570,000	10,932
5 Year Interest Rate Swap Strike price $4.15, expiration date 7/30/30, notional amount $3,000,000 CBK	3,000,000	76,895
10 Year Interest Rate Swap Strike price $3.80, expiration date 8/25/26, notional amount $3,160,000 GS	3,160,000	69,480
1 day USD SOFR Strike price $3.85, expiration date 9/16/30, notional amount $1,790,000 GS	1,790,000	47,206
		204,513
Total Options Purchased (Cost $557,087)		463,672

TOTAL INVESTMENTS–104.97% (Cost $2,292,153,913)	2,291,864,731

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.97%)	(108,486,857)
NET ASSETS APPLICABLE TO 239,117,406 SHARES OUTSTANDING–100.00%	$2,183,377,874

LVIP Fidelity Institutional AM® Total Bond Fund–39

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

@PIK. 100% of the income received was in the form of additional par.
^Zero coupon security.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
∞Delayed settlement. Interest rate to be determined upon settlement date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2025.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	EUR	(16,275,000)	USD	19,255,815	10/3/25	$144,619	$—
BNP	EUR	20,000	USD	(23,572)	10/3/25	—	(87)
BNP	EUR	27,000	USD	(31,409)	10/3/25	296	—
BNP	GBP	(4,579,000)	USD	6,250,479	10/3/25	92,073	—
BNP	GBP	(108,000)	USD	143,700	10/3/25	—	(1,552)
BOA	EUR	(189,000)	USD	223,210	10/3/25	1,273	—
BOA	EUR	(152,000)	USD	177,675	10/3/25	—	(814)
BOA	EUR	22,000	USD	(25,804)	10/3/25	30	—
CBK	AUD	(711,000)	USD	467,662	10/3/25	—	(2,828)
GSB	EUR	(114,000)	USD	132,396	10/3/25	—	(1,471)
JPM	CAD	(2,188,000)	USD	1,618,244	10/3/25	45,840	—
JPM	CAD	(71,000)	USD	50,992	10/3/25	—	(33)
JPM	EUR	(383,000)	USD	451,277	10/3/25	1,532	—
JPM	EUR	46,000	USD	(53,781)	10/3/25	236	—
JPM	EUR	(165,000)	USD	192,834	10/3/25	—	(919)
JPM	GBP	(135,000)	USD	183,168	10/3/25	1,603	—
JPM	JPY	(22,950,000)	USD	159,828	10/3/25	4,591	—
RBC	GBP	179,000	USD	(242,056)	10/3/25	—	(1,315)
SSB	EUR	22,000	USD	(25,803)	10/3/25	31	—
SSB	GBP	(77,000)	USD	103,741	10/3/25	182	—
Total Foreign Currency Exchange Contracts						$292,306	$(9,019)
LVIP Fidelity Institutional AM® Total Bond Fund–40

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
865	CBOT 10 Year U.S. Treasury Notes Futures	$97,312,500	$96,850,722	12/19/25	$461,778	$—
224	CBOT 2 Year U.S. Treasury Notes Futures	46,681,250	46,706,152	12/31/25	—	(24,902)
29	CBOT 5 Year U.S. Treasury Notes Futures	3,166,664	3,177,538	12/31/25	—	(10,874)
27	CBOT U.S. Long Bond Futures	3,148,031	3,182,791	12/19/25	—	(34,760)
(10)	Long Gilt Futures	(1,221,706)	(1,216,578)	12/29/25	—	(5,128)
1	Ultra 10 Year U.S. Treasury Notes Futures	115,078	115,080	12/19/25	—	(2)
(12)	Ultra U.S. Treasury Bond Futures	(1,440,750)	(1,453,918)	12/19/25	13,168	—
Total Futures Contracts					$474,946	$(75,666)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.EM.IG.44 - Quarterly[3]	525,000	(1.00%)	12/20/30	$(7,781)	$(7,504)	$—	$(277)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
BNP Allianz SE 2.24 07/07/2045 - Quarterly	EUR 350,000	(1.00%)	12/20/30	$(4,780)	$(4,087)	$—	$(693)
CBK Aviva PLC 6.13 - 14/11/2036 - Quarterly	EUR 250,000	(1.00%)	12/20/30	(491)	(70)	—	(421)
BNP BMW Finance NV 0.75 - 07/13/2026 - Quarterly	EUR 550,000	(1.00%)	6/20/30	(14,096)	(10,045)	—	(4,051)
GS CMBX.NA.AAA.17 - Monthly[4]	100,000	(0.50%)	12/15/56	1,335	1,387	—	(52)
MSC CMBX.NA.BB.18 - Monthly[4]	200,000	(5.00%)	12/17/57	24,878	28,684	—	(3,806)
GS CMBX.NA.BBB-.18 - Monthly[4]	700,000	(3.00%)	12/17/57	50,102	68,341	—	(18,239)
CITI CMBX.NA.BBB-.18 - Monthly[4]	700,000	(3.00%)	12/17/57	50,102	51,871	—	(1,769)
GS CMBX.NA.BBB-.18 - Monthly[4]	700,000	(3.00%)	12/17/57	49,986	50,265	—	(279)
JPM Commerzbank AG 4.00 05/12/2030 - Quarterly	EUR 250,000	(1.00%)	12/20/30	1,706	3,093	—	(1,387)
BNP Deutsche Bank AG 5.625 - 05/19/2031 - Quarterly	EUR 200,000	(1.00%)	6/20/30	2,075	4,835	—	(2,760)
BNP Generali 4.125 - 05/04/2026 - Quarterly	EUR 250,000	(1.00%)	6/20/30	(2,455)	857	—	(3,312)
JPM Heidelberg Materials AG 3.75 05/31/2032 - Quarterly	EUR 290,000	(5.00%)	12/20/30	(71,450)	(70,006)	—	(1,444)
JPM Intesa Sanpaolo SpA 6.184 - 02/20/2034 - Quar- terly	EUR 250,000	(1.00%)	6/20/30	(1,874)	1,590	—	(3,464)
LVIP Fidelity Institutional AM® Total Bond Fund–41

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Purchased (continued)
BNP Societe Generale SA 5.25 - 09/06/2032 - Quarterly	EUR 250,000	(1.00%)	6/20/30	$1,476	$1,955	$—	$(479)
GSB UniCredit SpA 5.375 - 04/16/2034 - Quarterly	EUR 250,000	(1.00%)	6/20/30	(740)	2,259	—	(2,999)
					130,929	—	(45,155)
Total CDS Contracts					$123,425	$—	$(45,432)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Pay-Annual	23,779,000	(3.50%)	(1.00%)	12/17/27	$(90,775)	$(173,973)	$83,198	$—
Pay-Annual	26,300,000	(3.50%)	(1.00%)	12/17/28	(156,510)	(302,919)	146,409	—
Pay-Annual	5,579,000	(3.75%)	(1.00%)	12/17/29	(88,923)	(133,304)	44,381	—
Pay-Annual	3,146,000	(3.75%)	(1.00%)	12/17/32	(51,304)	(89,500)	38,196	—
Pay-Annual	2,540,000	(3.75%)	(1.00%)	12/17/45	75,966	26,206	49,760	—
Receive-Annual	520,000	(3.75%)	(1.00%)	12/17/35	3,933	5,868	—	(1,935)
Total IRS Contracts						$(667,622)	$361,944	$(1,935)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe,
Africa and Asia. Constituents for the index can be found at www.markit.com/Documentation.

[4] CMBX.NA.AAA, CMBX.NA.AS, CMBX.NA.AA, CMBX.NA.A, CMBX.NA.BBB and CMBX.NA.BB (collectively, the “CMBX Indices” and each, a
“CMBX Index”). Each CMBX Index will be composed of 25 reference obligations that are tranches of commercial mortgage-backed securities offerings.

Summary of Abbreviations:
AUD–Australian Dollar
BMO–Bank of Montreal
BNP–BNP Paribas
BOA–Bank of America
CAD–Canadian Dollar
CBK–Citibank NA
CBOT–Chicago Board of Trade
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CME–Chicago Mercantile Exchange
CMPC–Coût Moyen Pondéré du Capital
DB–Deutsche Bank
DB-JPM–Deutsche Bank JPMorgan
LVIP Fidelity Institutional AM® Total Bond Fund–42

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
GSB–Goldman Sachs Bank USA
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
PJSC–Public Joint Stock Company
Prime Rate–Interest rate charged by banks to their most credit worthy customers
RBC–Royal Bank of Canada
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
SSB–State Street Bank
TBA–To be announced
USD–United States Dollar
LVIP Fidelity Institutional AM® Total Bond Fund–43